NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares					Fair Value
	EXCHANGE-TRADED FUND — 8.4%
	FIXED INCOME - 8.4%
8,000,000	iShares iBoxx $ High Yield Corporate Bond ETF				$643,040,000

	TOTAL EXCHANGE-TRADED FUND (Cost $630,506,100)				643,040,000

	OPEN-END FUNDS — 1.6%
	FIXED INCOME - 0.7%
5,682,554	Navigator Ultra Short Bond Fund, Class I				57,393,790

	MIXED ALLOCATION - 0.9%
6,646,904	Navigator Tactical US Allocation Fund, Class I				65,405,534

	TOTAL OPEN-END FUNDS (Cost $123,709,954)				122,799,324

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 47.0%
	AEROSPACE & DEFENSE — 1.3%
6,309,000	BAE Systems Holdings, Inc.(a)		3.8500	12/15/25	6,289,807
80,000,000	Boeing Company		2.1960	02/04/26	78,949,544
14,044,000	Teledyne Technologies, Inc.		1.6000	04/01/26	13,761,650
					99,001,001
	ASSET MANAGEMENT — 0.2%
16,716,000	Charles Schwab Corporation(b)	SOFRRATE + 0.520%	4.8560	05/13/26	16,725,372

	AUTOMOTIVE — 7.0%
57,500,000	American Honda Finance Corporation(b)	SOFRRATE + 0.600%	4.9370	08/14/25	57,509,744
41,868,000	American Honda Finance Corporation(b)	SOFRRATE + 0.500%	4.8290	10/10/25	41,884,192
25,000,000	American Honda Finance Corporation(b)	SOFRRATE + 0.500%	4.8280	01/12/26	25,023,859
30,000,000	American Honda Finance Corporation(b)	SOFRRATE + 0.650%	4.9890	05/20/26	30,062,322
23,000,000	American Honda Finance Corporation(b)	SOFRRATE + 0.870%	5.1990	07/09/27	23,083,227

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.0% (Continued)
	AUTOMOTIVE — 7.0% (Continued)
14,700,000	BMW US Capital, LLC(a),(b)	SOFRINDX + 0.800%	5.1360	08/13/26	$14,739,603
28,000,000	BMW US Capital, LLC(a),(b)	SOFRINDX + 0.780%	5.1260	03/19/27	28,026,252
15,214,000	Ford Motor Credit Company, LLC		4.1340	08/04/25	15,212,627
39,000,000	Ford Motor Credit Company, LLC(b)	SOFRRATE + 1.450%	5.7900	11/05/26	38,840,471
9,033,000	General Motors Financial Company, Inc.		1.2500	01/08/26	8,900,582
12,719,000	General Motors Financial Company, Inc.		5.4000	04/06/26	12,780,698
42,000,000	Hyundai Capital America(a),(b)	SOFRRATE + 0.990%	5.3410	03/25/27	42,072,504
56,000,000	Mercedes-Benz Finance North America, LLC(a),(b)	SOFRRATE + 0.780%	5.1310	04/01/27	56,041,283
30,000,000	Toyota Motor Credit Corporation(b)	SOFRRATE + 0.450%	4.7790	04/10/26	30,032,795
40,000,000	Toyota Motor Credit Corporation(b)	SOFRRATE + 0.470%	4.8040	01/08/27	40,000,019
20,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 0.830%	5.1760	03/20/26	20,019,325
23,688,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 1.060%	5.3970	08/14/26	23,763,704
30,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 1.060%	5.4110	03/25/27	30,017,401
					538,010,608
	BANKING — 7.9%
43,284,000	Bank of America Corporation(c)	SOFRRATE + 1.010%	1.1970	10/24/26	42,939,229
20,000,000	Bank of America Corporation(c)	SOFRRATE + 0.960%	1.7340	07/22/27	19,452,126
25,000,000	Citibank NA(b)	SOFRINDX + 0.590%	4.9500	04/30/26	25,055,833
40,000,000	Citibank NA(b)	SOFRINDX + 0.708%	5.0470	08/06/26	40,170,318
58,000,000	Citibank NA(b)	SOFRRATE + 0.781%	5.1220	05/29/27	58,280,569
24,037,000	Citigroup, Inc.(c)	SOFRRATE + 1.546%	5.6100	09/29/26	24,066,474
43,201,000	Citigroup, Inc.(c)	SOFRRATE + 0.765%	1.1220	01/28/27	42,436,155
20,000,000	Commonwealth Bank of Australia(a),(b)	SOFRRATE + 0.460%	4.7980	11/27/26	20,044,324
38,000,000	Cooperatieve Rabobank UA(b)	SOFRRATE + 0.620%	4.9590	08/28/26	38,146,454
100,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.800%	1.0450	11/19/26	98,907,566

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.0% (Continued)
	BANKING — 7.9% (Continued)
35,535,000	JPMorgan Chase & Company(c)	US0003M + 1.245%	3.9600	01/29/27	$35,445,059
69,572,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.765%	1.4700	09/22/27	67,211,147
6,316,000	PNC Bank NA(c)	SOFRRATE + 0.630%	4.5430	05/13/27	6,308,803
47,750,000	Toronto-Dominion Bank(b)	SOFRRATE + 0.480%	4.8090	10/10/25	47,777,600
37,138,000	Wells Fargo & Company(c)	SOFRRATE + 1.560%	4.5400	08/15/26	37,127,589
					603,369,246
	BEVERAGES — 0.8%
57,500,000	Keurig Dr Pepper, Inc.(b)	SOFRRATE + 0.580%	4.9200	11/15/26	57,647,006

	BIOTECH & PHARMA — 2.5%
40,844,000	Amgen, Inc.		5.5070	03/02/26	40,844,128
26,547,000	Bayer US Finance II, LLC(a)		4.2500	12/15/25	26,481,696
48,000,000	GlaxoSmithKline Capital plc(b)	SOFRRATE + 0.500%	4.8410	03/12/27	48,184,880
75,028,000	Royalty Pharma plc		1.2000	09/02/25	74,773,543
					190,284,247
	CABLE & SATELLITE — 0.0%(d)
1,200,000	Cequel Communications Holdings I, LLC / Cequel(a)		7.5000	04/01/28	981,000

	CHEMICALS — 1.0%
57,962,000	DuPont de Nemours, Inc.		4.4930	11/15/25	57,900,820
16,160,000	International Flavors & Fragrances, Inc.(a)		1.2300	10/01/25	16,051,087
					73,951,907
	COMMERCIAL SUPPORT SERVICES — 0.9%
45,576,000	Block Financial, LLC		5.2500	10/01/25	45,584,952
20,438,000	TR Finance, LLC		3.3500	05/15/26	20,198,244
					65,783,196
	E-COMMERCE DISCRETIONARY — 0.2%
15,997,000	eBay, Inc.		1.4000	05/10/26	15,625,581

	ELECTRIC UTILITIES — 0.8%
40,116,000	Duke Energy Corporation		0.9000	09/15/25	39,921,327

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.0% (Continued)
	ELECTRIC UTILITIES — 0.8% (Continued)
11,094,000	Entergy Corporation		0.9000	09/15/25	$11,043,746
11,914,000	Southern Company		5.1500	10/06/25	11,918,540
					62,883,613
	ELECTRICAL EQUIPMENT — 0.4%
10,000,000	Fortive Corporation		3.1500	06/15/26	9,864,388
18,379,000	Johnson Controls International plc		3.9000	02/14/26	18,295,676
					28,160,064
	FOOD — 2.1%
62,597,000	Conagra Brands, Inc.		4.6000	11/01/25	62,522,125
35,665,000	Kellogg Company		3.2500	04/01/26	35,407,846
63,774,000	Kraft Heinz Foods Company		3.0000	06/01/26	62,949,798
1,999,000	McCormick & Company, Inc.		3.2500	11/15/25	1,989,661
					162,869,430
	HEALTH CARE FACILITIES & SERVICES — 2.8%
73,051,000	CVS Health Corporation		2.8750	06/01/26	72,034,572
5,227,000	CVS Health Corporation		3.0000	08/15/26	5,138,873
28,032,000	Elevance Health, Inc.		4.9000	02/08/26	28,033,236
73,765,000	HCA, Inc.		5.8750	02/15/26	73,824,868
36,956,000	HCA, Inc.		5.2500	06/15/26	37,010,352
					216,041,901
	HOME CONSTRUCTION — 0.2%
18,510,000	DR Horton, Inc.		2.6000	10/15/25	18,431,687

	INSTITUTIONAL FINANCIAL SERVICES — 3.7%
61,165,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 1.075%	5.7980	08/10/26	61,177,592
8,440,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 0.789%	1.0930	12/09/26	8,331,384
20,000,000	Jefferies Financial Group, Inc.		5.0000	02/10/26	19,992,073
19,000,000	Jefferies Financial Group, Inc.		5.0300	03/16/26	19,017,232
18,000,000	Morgan Stanley(c)	SOFRRATE + 1.770%	6.1380	10/16/26	18,047,633
40,000,000	Morgan Stanley(c)	SOFRRATE + 0.720%	0.9850	12/10/26	39,469,315
100,000,000	Morgan Stanley(c)	SOFRRATE + 0.879%	1.5930	05/04/27	97,750,206

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 3.7% (Continued)
20,000,000	State Street Bank & Trust Company(b)	SOFRRATE + 0.460%	4.7970	11/25/26	$20,016,942
					283,802,377
	LEISURE FACILITIES & SERVICES — 0.5%
9,626,000	Marriott International, Inc.		3.1250	06/15/26	9,512,495
31,262,000	Royal Caribbean Cruises Ltd.(a)		4.2500	07/01/26	31,172,339
					40,684,834
	MACHINERY — 1.1%
42,000,000	Caterpillar Financial Services Corporation(b)	SOFRRATE + 0.690%	5.0200	10/16/26	42,228,362
40,000,000	Caterpillar Financial Services Corporation(b)	SOFRRATE + 0.380%	4.7170	01/07/27	40,032,481
					82,260,843
	MEDICAL EQUIPMENT & DEVICES — 0.5%
41,554,000	GE HealthCare Technologies, Inc.		5.6000	11/15/25	41,627,675

	OIL & GAS PRODUCERS — 2.8%
48,317,000	Chevron USA, Inc.(b)	SOFRINDX + 0.360%	4.6980	02/26/27	48,408,735
6,994,000	MPLX, L.P. B		1.7500	03/01/26	6,876,937
13,975,000	Pioneer Natural Resources Company		5.1000	03/29/26	14,028,622
77,565,000	Plains All American Pipeline, L.P. / PAA Finance		4.6500	10/15/25	77,544,169
63,819,000	Williams Companies, Inc.		4.0000	09/15/25	63,740,083
					210,598,546
	REAL ESTATE INVESTMENT TRUSTS — 2.2%
26,409,000	Crown Castle International Corporation		3.7000	06/15/26	26,195,450
50,075,000	Equinix, Inc.		1.4500	05/15/26	48,804,739
53,714,000	Realty Income Corporation		4.6250	11/01/25	53,689,064
39,142,000	Weyerhaeuser Company		4.7500	05/15/26	39,192,535
					167,881,788
	RETAIL - CONSUMER STAPLES — 0.4%
33,500,000	Walmart, Inc.(b)	SOFRINDX + 0.430%	4.7810	04/28/27	33,644,935

	RETAIL - DISCRETIONARY — 1.2%
18,349,000	AutoZone, Inc.		3.1250	04/21/26	18,148,978

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.0% (Continued)
	RETAIL - DISCRETIONARY — 1.2% (Continued)
63,656,000	Lowe’s Companies, Inc.		4.8000	04/01/26	$63,725,211
10,127,000	Ross Stores, Inc.		0.8750	04/15/26	9,864,394
					91,738,583
	SOFTWARE — 1.8%
22,876,000	Fortinet, Inc.		1.0000	03/15/26	22,373,746
70,768,000	Oracle Corporation		1.6500	03/25/26	69,459,072
50,000,000	Oracle Corporation		2.6500	07/15/26	49,116,409
					140,949,227
	SPECIALTY FINANCE — 0.4%
11,068,000	American Express Company(c)	SOFRRATE + 1.330%	6.3380	10/30/26	11,112,118
22,696,000	NTT Finance Corporation(a)		1.1620	04/03/26	22,189,404
					33,301,522
	STEEL — 0.1%
5,203,000	Reliance, Inc.		1.3000	08/15/25	5,196,016

	TECHNOLOGY HARDWARE — 0.4%
33,000,000	Dell International, LLC / EMC Corporation		6.0200	06/15/26	33,283,784

	TECHNOLOGY SERVICES — 1.3%
3,225,000	Fidelity National Information Services, Inc.		1.1500	03/01/26	3,160,646
100,000,000	International Business Machines Corporation		3.3000	05/15/26	99,132,076
					102,292,722
	TELECOMMUNICATIONS — 2.2%
83,800,000	Sprint, LLC		7.6250	03/01/26	84,438,329
54,946,000	T-Mobile USA, Inc.		1.5000	02/15/26	54,055,614
27,478,000	T-Mobile USA, Inc.		2.2500	02/15/26	27,102,288
					165,596,231
	TOBACCO & CANNABIS — 0.3%
21,230,000	Altria Group, Inc.		4.4000	02/14/26	21,186,893

	TOTAL CORPORATE BONDS (Cost $3,599,626,553)				3,603,811,835

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 30.5%
	U.S. TREASURY BILLS — 30.5%
150,000,000	United States Treasury Bill(e)	3.7400	08/07/25	$149,892,609
150,000,000	United States Treasury Bill(e)	4.0200	08/14/25	149,769,251
150,000,000	United States Treasury Bill(e)	4.1300	08/21/25	149,644,167
150,000,000	United States Treasury Bill(e)	4.1900	08/28/25	149,518,838
150,000,000	United States Treasury Bill(e)	4.2300	09/04/25	149,393,879
150,000,000	United States Treasury Bill(e)	4.2600	09/11/25	149,268,386
150,000,000	United States Treasury Bill(e)	4.2600	09/18/25	149,148,000
150,000,000	United States Treasury Bill(e)	4.2900	09/25/25	149,018,766
150,000,000	United States Treasury Bill(e)	4.2600	10/02/25	148,904,667
150,000,000	United States Treasury Bill(e)	4.2800	10/09/25	148,779,167
50,000,000	United States Treasury Bill(e)	4.2800	10/16/25	49,553,069
50,000,000	United States Treasury Bill(e)	4.2900	10/23/25	49,511,511
200,000,000	United States Treasury Bill(e)	4.2900	10/30/25	197,881,249
250,000,000	United States Treasury Note	3.5000	09/30/29	245,903,319
300,000,000	United States Treasury Note	4.1250	10/31/29	302,208,983
				2,338,395,861

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,335,166,308)			2,338,395,861

Shares
	SHORT-TERM INVESTMENTS — 6.9%
	MONEY MARKET FUND - 6.9%
530,320,739	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.15% (Cost $530,320,739)(f)			530,320,739

	TOTAL INVESTMENTS - 94.4% (Cost $7,219,329,654)			$7,238,367,759
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.6%			426,516,287
	NET ASSETS - 100.0%			$7,664,884,046

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
19,250	CBOT 5 Year US Treasury Notes	10/01/2025	$2,082,308,594	$6,444,980
1,070	CME E-Mini Standard & Poor’s 500 Index Futures	09/22/2025	341,022,375	15,987,280
	TOTAL FUTURES CONTRACTS			$22,432,260

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	US Treasury 3 Month Bill Money Market Yield

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025 the total market value of 144A securities is $337,889,730 or 4.4% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Variable rate security; the rate shown represents the rate on July 31, 2025.

(d)	Percentage rounds to less than 0.1%.

(e)	Zero coupon bond; rate disclosed is the effective yield as of July 31, 2025.

(f)	Rate disclosed is the seven-day effective yield as of July 31, 2025.

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)
OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)

Reference Entity	Counterparty	Termination Date	Interest Rate Payable	Payment Frequency	Notional Value at July 31, 2025	Value	Upfront Premiums Paid	Unrealized Appreciation
CDX North American High Yield Series 42	GS	6/20/2029	5.00%	Quarterly	$329,900,000	$26,596,318	$19,761,226	$6,835,092
CDX North American High Yield Series 43	GS	12/20/2029	5.00%	Quarterly	273,600,000	20,792,323	12,027,101	8,765,222
CDX North American High Yield Series 44	GS	6/20/2030	5.00%	Quarterly	2,290,000,000	179,071,894	97,581,064	81,490,830
CDX North American High Yield Series 44	MS	6/20/2030	5.00%	Quarterly	84,000,000	6,568,576	3,481,748	3,086,828
TOTAL						$233,029,111	$132,851,139	$100,177,972

GS - Goldman Sachs

MS - Morgan Stanley

(1)	For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

(2)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8%
	AEROSPACE & DEFENSE — 1.9%
800,000	Boeing Company		6.2980	05/01/29	$844,773
1,500,000	Boeing Company		5.1500	05/01/30	1,524,658
100,000	Boeing Company		3.6250	02/01/31	94,369
1,100,000	Boeing Company		6.5280	05/01/34	1,197,691
1,100,000	Boeing Company		5.7050	05/01/40	1,093,349
1,000,000	Boeing Company		5.8050	05/01/50	965,490
800,000	Boeing Company		6.8580	05/01/54	880,856
1,400,000	Boeing Company		5.9300	05/01/60	1,340,220
600,000	Boeing Company		7.0080	05/01/64	664,070
1,100,000	General Dynamics Corporation		3.6250	04/01/30	1,068,116
900,000	L3Harris Technologies, Inc.		4.4000	06/15/28	899,606
500,000	L3Harris Technologies, Inc.		5.4000	07/31/33	513,457
500,000	L3Harris Technologies, Inc.		5.3500	06/01/34	509,663
500,000	Lockheed Martin Corporation		5.2500	01/15/33	516,152
800,000	Lockheed Martin Corporation		4.0700	12/15/42	668,301
800,000	Lockheed Martin Corporation		3.8000	03/01/45	628,375
900,000	Lockheed Martin Corporation		4.0900	09/15/52	703,812
600,000	Lockheed Martin Corporation		5.2000	02/15/55	559,843
700,000	Northrop Grumman Corporation		4.4000	05/01/30	698,994
400,000	Northrop Grumman Corporation		5.2000	06/01/54	371,181
900,000	Raytheon Technologies Corporation		4.1500	05/15/45	735,708
1,100,000	Raytheon Technologies Corporation		3.0300	03/15/52	701,831
1,200,000	RTX Corporation		4.1250	11/16/28	1,191,799
700,000	RTX Corporation		2.2500	07/01/30	630,756
300,000	RTX Corporation		6.0000	03/15/31	320,939
700,000	RTX Corporation		5.1500	02/27/33	714,974
700,000	RTX Corporation		6.1000	03/15/34	755,255
600,000	RTX Corporation		3.7500	11/01/46	457,057
500,000	RTX Corporation		5.3750	02/27/53	476,458
600,000	RTX Corporation		6.4000	03/15/54	654,568
					22,382,321
	APPAREL & TEXTILE PRODUCTS — 0.1%
700,000	NIKE, Inc.		2.8500	03/27/30	657,621
800,000	NIKE, Inc.		3.3750	03/27/50	565,770

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	APPAREL & TEXTILE PRODUCTS — 0.1% (Continued)
					$1,223,391
	ASSET MANAGEMENT — 0.5%
500,000	Apollo Debt Solutions BDC		6.7000	07/29/31	520,814
800,000	Ares Capital Corporation		5.8000	03/08/32	798,529
900,000	Blue Owl Credit Income Corporation		6.6500	03/15/31	926,235
600,000	Brookfield Finance, Inc.		5.9680	03/04/54	605,774
800,000	Charles Schwab Corporation		2.9000	03/03/32	719,033
700,000	Raymond James Financial, Inc.		4.9500	07/15/46	631,650
600,000	Sixth Street Lending Partners(a)		6.1250	07/15/30	611,875
600,000	UBS Group A.G.		4.8750	05/15/45	542,680
					5,356,590
	AUTOMOTIVE — 2.0%
1,000,000	American Honda Finance Corporation		5.1250	07/07/28	1,018,810
800,000	American Honda Finance Corporation		5.6500	11/15/28	827,790
800,000	Aptiv plc / Aptiv Corporation		4.1500	05/01/52	577,084
1,000,000	Ford Motor Company Class B		3.2500	02/12/32	848,423
900,000	Ford Motor Company		6.1000	08/19/32	902,032
900,000	Ford Motor Company		4.7500	01/15/43	698,008
900,000	Ford Motor Credit Company, LLC		6.7980	11/07/28	931,583
800,000	Ford Motor Credit Company, LLC		5.8000	03/08/29	801,781
600,000	Ford Motor Credit Company, LLC		5.1130	05/03/29	587,178
700,000	Ford Motor Credit Company, LLC		5.8750	11/07/29	701,976
700,000	Ford Motor Credit Company, LLC		7.3500	03/06/30	740,360
300,000	Ford Motor Credit Company, LLC		4.0000	11/13/30	275,668
500,000	Ford Motor Credit Company, LLC		6.0500	03/05/31	501,458
300,000	Ford Motor Credit Company, LLC		6.0540	11/05/31	300,250
200,000	Ford Motor Credit Company, LLC		7.1220	11/07/33	208,045
800,000	Ford Motor Credit Company, LLC		6.1250	03/08/34	780,655
600,000	General Motors Company		5.0000	10/01/28	605,122
800,000	General Motors Company		6.6000	04/01/36	845,187
700,000	General Motors Company		6.2500	10/02/43	693,695
600,000	General Motors Company		5.2000	04/01/45	521,975
600,000	General Motors Company		5.9500	04/01/49	567,521
600,000	General Motors Financial Company, Inc.		5.8000	01/07/29	618,648

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	AUTOMOTIVE — 2.0% (Continued)
500,000	General Motors Financial Company, Inc.		4.3000	04/06/29	$491,072
500,000	General Motors Financial Company, Inc.		5.3500	01/07/30	507,198
500,000	General Motors Financial Company, Inc.		5.8500	04/06/30	516,700
600,000	General Motors Financial Company, Inc.		3.6000	06/21/30	564,062
500,000	General Motors Financial Company, Inc.		5.7500	02/08/31	514,547
700,000	General Motors Financial Company, Inc.		2.7000	06/10/31	613,958
500,000	General Motors Financial Company, Inc.		3.1000	01/12/32	441,743
500,000	General Motors Financial Company, Inc.		6.4000	01/09/33	526,636
500,000	General Motors Financial Company, Inc.		6.1000	01/07/34	516,332
500,000	General Motors Financial Company, Inc.		5.9500	04/04/34	508,529
500,000	Mercedes-Benz Finance North America, LLC		8.5000	01/18/31	592,753
700,000	Toyota Motor Credit Corporation		5.2500	09/11/28	720,112
500,000	Toyota Motor Credit Corporation		4.4500	06/29/29	501,397
800,000	Toyota Motor Credit Corporation		3.3750	04/01/30	764,517
600,000	Toyota Motor Credit Corporation		5.5500	11/20/30	629,360
600,000	Toyota Motor Credit Corporation		5.3500	01/09/35	614,602
					23,576,767
	BANKING — 16.4%
800,000	Banco Santander S.A.		6.6070	11/07/28	850,097
800,000	Banco Santander S.A.		5.5650	01/17/30	827,579
600,000	Banco Santander S.A.(b)	H15T1Y + 1.450%	5.5380	03/14/30	617,278
1,000,000	Banco Santander S.A.		2.7490	12/03/30	890,102
1,000,000	Banco Santander S.A.		6.9210	08/08/33	1,090,041
600,000	Banco Santander S.A.		6.3500	03/14/34	630,344
1,200,000	Bank of America Corporation(b)	SOFRRATE + 1.630%	5.2020	04/25/29	1,222,319
600,000	Bank of America Corporation(b)	SOFRRATE + 1.060%	2.0870	06/14/29	561,748
1,200,000	Bank of America Corporation Series N(b)	TSFR3M + 1.572%	4.2710	07/23/29	1,194,589
800,000	Bank of America Corporation(b)	SOFRRATE + 1.570%	5.8190	09/15/29	830,919
700,000	Bank of America Corporation(b)	TSFR3M + 1.472%	3.9740	02/07/30	688,640
1,000,000	Bank of America Corporation(b)	SOFRRATE + 1.000%	5.1620	01/24/31	1,023,266
800,000	Bank of America Corporation(b)	TSFR3M + 1.252%	2.4960	02/13/31	730,359
1,600,000	Bank of America Corporation(b)	SOFRRATE + 2.150%	2.5920	04/29/31	1,463,027

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	BANKING — 16.4% (Continued)
1,200,000	Bank of America Corporation B(b)	SOFRRATE + 1.530%	1.8980	07/23/31	$1,054,676
900,000	Bank of America Corporation(b)	SOFRRATE + 1.370%	1.9220	10/24/31	785,083
800,000	Bank of America Corporation(b)	SOFRRATE + 1.220%	2.6510	03/11/32	716,596
1,400,000	Bank of America Corporation(b)	SOFRRATE + 1.320%	2.6870	04/22/32	1,255,674
1,300,000	Bank of America Corporation(b)	SOFRRATE + 1.220%	2.2990	07/21/32	1,132,912
1,100,000	Bank of America Corporation, Series N(b)	SOFRRATE + 1.210%	2.5720	10/20/32	969,803
900,000	Bank of America Corporation, Series N(b)	SOFRRATE + 1.330%	2.9720	02/04/33	806,050
1,300,000	Bank of America Corporation(b)	SOFRRATE + 1.830%	4.5710	04/27/33	1,280,034
1,500,000	Bank of America Corporation(b)	SOFRRATE + 2.160%	5.0150	07/22/33	1,516,255
1,600,000	Bank of America Corporation(b)	SOFRRATE + 1.910%	5.2880	04/25/34	1,630,682
1,200,000	Bank of America Corporation(b)	SOFRRATE + 1.840%	5.8720	09/15/34	1,264,612
1,400,000	Bank of America Corporation(b)	SOFRRATE + 1.650%	5.4680	01/23/35	1,436,329
1,000,000	Bank of America Corporation(b)	SOFRRATE + 1.310%	5.5110	01/24/36	1,025,099
600,000	Bank of America Corporation		6.1100	01/29/37	630,935
800,000	Bank of America Corporation(b)	TSFR3M + 2.076%	4.2440	04/24/38	726,462
600,000	Bank of America Corporation		7.7500	05/14/38	715,137
1,800,000	Bank of America Corporation(b)	SOFRRATE + 1.930%	2.6760	06/19/41	1,284,198
1,400,000	Bank of America Corporation(b)	SOFRRATE + 1.580%	3.3110	04/22/42	1,070,728
1,000,000	Bank of America Corporation(b)	TSFR3M + 1.782%	4.3300	03/15/50	829,914
1,800,000	Bank of America Corporation(b)	TSFR3M + 3.412%	4.0830	03/20/51	1,427,951
1,100,000	Bank of America Corporation(b)	SOFRRATE + 1.560%	2.9720	07/21/52	711,228
500,000	Bank of Montreal		5.7170	09/25/28	519,151
500,000	Bank of Montreal		5.5110	06/04/31	520,403
500,000	Bank of Nova Scotia		4.8500	02/01/30	507,364
500,000	Bank of Nova Scotia(b)	SOFRRATE + 1.070%	5.1300	02/14/31	508,800
900,000	Barclays plc(b)	US0003M + 1.902%	4.9720	05/16/29	908,306

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	BANKING — 16.4% (Continued)
400,000	Barclays plc(b)	SOFRRATE + 2.220%	6.4900	09/13/29	$421,362
400,000	Barclays plc(b)	SOFRRATE + 1.740%	5.6900	03/12/30	412,926
800,000	Barclays plc(b)	SOFRRATE + 1.230%	5.3670	02/25/31	817,420
800,000	Barclays plc(b)	H15T1Y + 1.900%	2.6450	06/24/31	724,954
1,000,000	Barclays plc(b)	H15T1Y + 3.500%	7.4370	11/02/33	1,136,848
900,000	Barclays plc(b)	SOFRRATE + 2.980%	6.2240	05/09/34	957,344
600,000	Barclays plc(b)	SOFRRATE + 2.620%	6.6920	09/13/34	655,060
600,000	Barclays plc(b)	SOFRRATE + 1.910%	5.3350	09/10/35	597,515
1,000,000	Barclays plc(b)	SOFRRATE + 1.590%	5.7850	02/25/36	1,022,373
800,000	Canadian Imperial Bank of Commerce(b)	SOFRRATE + 1.105%	5.2450	01/13/31	818,000
800,000	Canadian Imperial Bank of Commerce		3.6000	04/07/32	745,075
900,000	Citibank NA		5.5700	04/30/34	936,242
900,000	Citigroup, Inc.		4.1250	07/25/28	892,290
700,000	Citigroup, Inc.(b)	TSFR3M + 1.454%	4.0750	04/23/29	691,823
800,000	Citigroup, Inc.(b)	SOFRRATE + 1.364%	5.1740	02/13/30	814,794
500,000	Citigroup, Inc.(b)	US0003M + 1.338%	3.9800	03/20/30	489,444
700,000	Citigroup, Inc.(b)	SOFRRATE + 1.338%	4.5420	09/19/30	697,324
600,000	Citigroup, Inc.(b)	SOFRRATE + 1.422%	2.9760	11/05/30	560,458
800,000	Citigroup, Inc.(b)	SOFRRATE + 1.146%	2.6660	01/29/31	732,933
1,300,000	Citigroup, Inc.(b)	SOFRRATE + 3.914%	4.4120	03/31/31	1,285,017
1,400,000	Citigroup, Inc.(b)	SOFRRATE + 2.107%	2.5720	06/03/31	1,269,867
1,100,000	Citigroup, Inc.(b)	SOFRRATE + 1.167%	2.5610	05/01/32	974,378
700,000	Citigroup, Inc.(b)	SOFRRATE + 1.177%	2.5200	11/03/32	611,152
1,000,000	Citigroup, Inc.(b)	SOFRRATE + 1.351%	3.0570	01/25/33	896,454
800,000	Citigroup, Inc.(b)	SOFRRATE + 2.086%	4.9100	05/24/33	798,783

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	BANKING — 16.4% (Continued)
1,000,000	Citigroup, Inc.(b)	SOFRRATE + 2.338%	6.2700	11/17/33	$1,077,682
1,100,000	Citigroup, Inc.(b)	SOFRRATE + 1.465%	5.3330	03/27/36	1,105,876
700,000	Citigroup, Inc.(b)	SOFRRATE + 4.548%	5.3160	03/26/41	680,649
800,000	Citigroup, Inc.(b)	SOFRRATE + 1.379%	2.9040	11/03/42	567,455
700,000	Citigroup, Inc.		6.6750	09/13/43	766,851
900,000	Citigroup, Inc.		4.7500	05/18/46	778,103
900,000	Citigroup, Inc.		4.6500	07/23/48	778,144
700,000	Citigroup, Inc.(b)	SOFRRATE + 1.746%	5.6120	03/04/56	684,538
400,000	Citizens Financial Group, Inc.(b)	SOFRRATE + 2.010%	5.8410	01/23/30	413,035
600,000	Citizens Financial Group, Inc.		3.2500	04/30/30	560,845
500,000	Citizens Financial Group, Inc.(b)	SOFRRATE + 1.259%	5.2530	03/05/31	506,578
800,000	Cooperatieve Rabobank UA		5.7500	12/01/43	802,745
500,000	Deutsche Bank A.G.		5.4140	05/10/29	515,718
800,000	Deutsche Bank A.G.(b)	SOFRRATE + 3.043%	3.5470	09/18/31	751,606
500,000	Deutsche Bank A.G.(b)	SOFRRATE + 2.050%	5.4030	09/11/35	499,099
1,100,000	Fifth Third Bancorp(b)	SOFRRATE + 2.340%	6.3390	07/27/29	1,156,070
500,000	Fifth Third Bancorp(b)	SOFRINDX + 2.127%	4.7720	07/28/30	502,139
600,000	Fifth Third Bancorp(b)	SOFRRATE + 1.840%	5.6310	01/29/32	621,560
1,200,000	HSBC Holdings plc(b)	US0003M + 1.535%	4.5830	06/19/29	1,198,470
1,000,000	HSBC Holdings plc		4.9500	03/31/30	1,016,194
900,000	HSBC Holdings plc(b)	US0003M + 1.610%	3.9730	05/22/30	876,417
500,000	HSBC Holdings plc(b)	SOFRRATE + 1.290%	5.2860	11/19/30	510,720
500,000	HSBC Holdings plc(b)	SOFRRATE + 1.290%	5.1300	03/03/31	507,066
900,000	HSBC Holdings plc(b)	SOFRRATE + 2.387%	2.8480	06/04/31	824,103
700,000	HSBC Holdings plc(b)		2.3570	08/18/31	623,234
400,000	HSBC Holdings plc(b)	SOFRRATE + 1.520%	5.7330	05/17/32	415,573

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	BANKING — 16.4% (Continued)
1,200,000	HSBC Holdings plc(b)	SOFRRATE + 1.187%	2.8040	05/24/32	$1,068,850
700,000	HSBC Holdings plc(b)	SOFRRATE + 2.870%	5.4020	08/11/33	718,120
900,000	HSBC Holdings plc(b)	SOFRRATE + 2.390%	6.2540	03/09/34	964,132
700,000	HSBC Holdings plc(b)	SOFRRATE + 1.780%	5.7190	03/04/35	728,756
900,000	HSBC Holdings plc(b)	SOFRRATE + 1.560%	5.4500	03/03/36	906,084
900,000	HSBC Holdings plc		6.5000	09/15/37	953,864
1,000,000	HSBC Holdings plc(b)	SOFRRATE + 2.650%	6.3320	03/09/44	1,068,861
600,000	HSBC Holdings plc		5.2500	03/14/44	567,508
1,000,000	Huntington Bancshares, Inc.(b)	SOFRRATE + 2.020%	6.2080	08/21/29	1,046,242
700,000	Huntington Bancshares, Inc.(b)	SOFRRATE + 1.276%	5.2720	01/15/31	714,974
600,000	ING Groep N.V.(b)	SOFRRATE + 1.440%	5.3350	03/19/30	614,891
600,000	ING Groep N.V.(b)	SOFRINDX + 1.230%	5.0660	03/25/31	609,046
700,000	ING Groep N.V.(b)	SOFRRATE + 2.090%	6.1140	09/11/34	743,656
900,000	ING Groep N.V.(b)	SOFRRATE + 1.770%	5.5500	03/19/35	919,748
700,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.015%	2.0690	06/01/29	655,842
1,200,000	JPMorgan Chase & Company(b)	TSFR3M + 1.522%	4.2030	07/23/29	1,191,959
800,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.450%	5.2990	07/24/29	819,155
600,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.570%	6.0870	10/23/29	628,482
900,000	JPMorgan Chase & Company(b)	US0003M + 1.330%	4.4520	12/05/29	899,070
700,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.310%	5.0120	01/23/30	711,880
600,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.160%	5.5810	04/22/30	622,080
600,000	JPMorgan Chase & Company(b)	TSFR3M + 1.422%	3.7020	05/06/30	583,652
500,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.125%	4.9950	07/22/30	508,473
900,000	JPMorgan Chase & Company(b)	TSFR3M + 1.510%	2.7390	10/15/30	838,701
700,000	JPMorgan Chase & Company(b)	SOFRRATE + 0.900%	5.1400	01/24/31	716,125

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	BANKING — 16.4% (Continued)
1,300,000	JPMorgan Chase & Company(b)	TSFR3M + 3.790%	4.4930	03/24/31	$1,295,671
1,300,000	JPMorgan Chase & Company(b)	SOFRRATE + 2.040%	2.5220	04/22/31	1,188,187
700,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.435%	5.1030	04/22/31	715,802
700,000	JPMorgan Chase & Company(b)	TSFR3M + 1.105%	1.7640	11/19/31	606,337
1,000,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.065%	1.9530	02/04/32	867,842
900,000	JPMorgan Chase & Company(b)	TSFR3M + 1.250%	2.5800	04/22/32	803,619
800,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.180%	2.5450	11/08/32	703,250
800,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.260%	2.9630	01/25/33	718,927
800,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.800%	4.5860	04/26/33	790,847
1,400,000	JPMorgan Chase & Company(b)	SOFRRATE + 2.080%	4.9120	07/25/33	1,409,364
1,400,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.845%	5.3500	06/01/34	1,437,180
1,000,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.810%	6.2540	10/23/34	1,085,697
900,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.620%	5.3360	01/23/35	920,856
800,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.490%	5.7660	04/22/35	839,568
900,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.460%	5.2940	07/22/35	912,463
700,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.340%	4.9460	10/22/35	692,688
900,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.315%	5.5020	01/24/36	923,698
700,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.680%	5.5720	04/22/36	723,607
900,000	JPMorgan Chase & Company(b)	US0003M + 1.360%	3.8820	07/24/38	791,580
700,000	JPMorgan Chase & Company		5.6000	07/15/41	717,368
700,000	JPMorgan Chase & Company		5.4000	01/06/42	698,958
1,000,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.460%	3.1570	04/22/42	755,938
900,000	JPMorgan Chase & Company		4.9500	06/01/45	818,923
1,100,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.550%	5.5340	11/29/45	1,103,056
1,200,000	JPMorgan Chase & Company(b)	TSFR3M + 1.642%	3.9640	11/15/48	955,733
700,000	JPMorgan Chase & Company(b)	TSFR3M + 1.482%	3.8970	01/23/49	549,812

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	BANKING — 16.4% (Continued)
800,000	JPMorgan Chase & Company(b)	SOFRRATE + 2.440%	3.1090	04/22/51	$538,440
1,100,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.580%	3.3280	04/22/52	767,238
700,000	Lloyds Banking Group plc(b)	H15T1Y + 1.070%	5.7210	06/05/30	726,420
1,000,000	Lloyds Banking Group plc(b)	H15T1Y + 1.750%	5.6790	01/05/35	1,027,160
800,000	Lloyds Banking Group plc		4.3440	01/09/48	639,886
700,000	M&T Bank Corporation(b)	SOFRRATE + 1.610%	5.3850	01/16/36	697,919
700,000	Mitsubishi UFJ Financial Group, Inc.		4.0500	09/11/28	693,874
900,000	Mitsubishi UFJ Financial Group, Inc.		3.1950	07/18/29	858,100
900,000	Mitsubishi UFJ Financial Group, Inc.		2.5590	02/25/30	824,937
600,000	Mitsubishi UFJ Financial Group, Inc.(b)	H15T1Y + 0.780%	5.1970	01/16/31	613,130
1,000,000	Mitsubishi UFJ Financial Group, Inc.(b)	H15T1Y + 0.950%	2.3090	07/20/32	870,284
500,000	Mitsubishi UFJ Financial Group, Inc.(b)	H15T1Y + 2.125%	5.1330	07/20/33	506,059
900,000	Mitsubishi UFJ Financial Group, Inc.(b)	H15T1Y + 1.630%	5.4410	02/22/34	928,602
800,000	Mitsubishi UFJ Financial Group, Inc.(b)	H15T1Y + 1.000%	5.4260	04/17/35	817,035
800,000	Mizuho Financial Group, Inc.(b)	H15T1Y + 1.500%	5.6670	05/27/29	824,118
900,000	Mizuho Financial Group, Inc.(b)	H15T1Y + 1.650%	5.7780	07/06/29	930,545
800,000	Mizuho Financial Group, Inc.(b)	SOFRRATE + 1.532%	1.9790	09/08/31	698,960
700,000	Mizuho Financial Group, Inc.(b)	H15T1Y + 1.800%	5.7540	05/27/34	731,302
600,000	Mizuho Financial Group, Inc.(b)	H15T1Y + 0.980%	5.4220	05/13/36	608,306
600,000	National Bank of Canada		5.6000	12/18/28	619,484
900,000	Natwest Group plc(b)	US0003M + 1.754%	4.8920	05/18/29	907,772
700,000	NatWest Group plc(b)	US0003M + 1.905%	5.0760	01/27/30	709,651
700,000	NatWest Group plc(b)	US0003M + 1.871%	4.4450	05/08/30	695,240
700,000	NatWest Group plc(b)	H15T1Y + 1.500%	5.7780	03/01/35	726,956
300,000	PNC Bank NA		4.0500	07/26/28	296,795
1,000,000	PNC Financial Services Group, Inc.(b)	SOFRRATE + 1.841%	5.5820	06/12/29	1,031,034
700,000	PNC Financial Services Group, Inc.(b)	SOFRRATE + 1.198%	5.4920	05/14/30	724,704
600,000	PNC Financial Services Group, Inc.(b)	SOFRINDX + 2.140%	6.0370	10/28/33	638,104
700,000	PNC Financial Services Group, Inc.(b)	SOFRRATE + 1.933%	5.0680	01/24/34	702,436
1,000,000	PNC Financial Services Group, Inc.(b)	SOFRRATE + 2.284%	6.8750	10/20/34	1,117,611

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	BANKING — 16.4% (Continued)
600,000	PNC Financial Services Group, Inc.(b)	SOFRRATE + 1.902%	5.6760	01/22/35	$622,858
600,000	PNC Financial Services Group, Inc.(b)	SOFRRATE + 1.599%	5.4010	07/23/35	610,692
700,000	PNC Financial Services Group, Inc.(b)	SOFRRATE + 1.394%	5.5750	01/29/36	718,247
800,000	Royal Bank of Canada		5.2000	08/01/28	820,049
400,000	Royal Bank of Canada(b)	SOFRRATE + 1.100%	4.9690	08/02/30	405,937
600,000	Royal Bank of Canada(b)	SOFRINDX + 1.080%	4.6500	10/18/30	600,266
600,000	Royal Bank of Canada(b)	SOFRRATE + 1.030%	5.1530	02/04/31	612,066
700,000	Royal Bank of Canada(b)	SOFRINDX + 1.130%	4.9700	05/02/31	709,515
900,000	Royal Bank of Canada		5.0000	02/01/33	915,606
700,000	Royal Bank of Canada		5.1500	02/01/34	716,841
600,000	Santander Holdings USA, Inc.(b)	SOFRRATE + 1.940%	5.3530	09/06/30	611,142
500,000	Santander Holdings USA, Inc.(b)	SOFRRATE + 1.878%	5.7410	03/20/31	514,587
700,000	Santander UK Group Holdings plc(b)	SOFRINDX + 1.524%	5.6940	04/15/31	724,746
600,000	Sumitomo Mitsui Financial Group, Inc.		5.8000	07/13/28	623,291
400,000	Sumitomo Mitsui Financial Group, Inc.		5.7160	09/14/28	414,527
900,000	Sumitomo Mitsui Financial Group, Inc.		1.9020	09/17/28	833,140
1,000,000	Sumitomo Mitsui Financial Group, Inc.		2.7500	01/15/30	925,821
800,000	Sumitomo Mitsui Financial Group, Inc.		2.1300	07/08/30	711,656
700,000	Sumitomo Mitsui Financial Group, Inc.		5.7660	01/13/33	735,791
500,000	Sumitomo Mitsui Financial Group, Inc.		5.5580	07/09/34	517,996
500,000	Sumitomo Mitsui Financial Group, Inc.		5.6320	01/15/35	520,238
700,000	Sumitomo Mitsui Financial Group, Inc.		5.8360	07/09/44	707,889
800,000	Toronto-Dominion Bank		5.5230	07/17/28	824,493
700,000	Toronto-Dominion Bank		4.7830	12/17/29	707,152
500,000	Toronto-Dominion Bank		5.2980	01/30/32	513,287
900,000	Toronto-Dominion Bank		4.4560	06/08/32	882,872
700,000	Truist Bank		2.2500	03/11/30	629,694
800,000	Truist Financial Corporation(b)	SOFRRATE + 0.862%	1.8870	06/07/29	744,728
800,000	Truist Financial Corporation(b)	SOFRRATE + 2.446%	7.1610	10/30/29	863,504

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	BANKING — 16.4% (Continued)
500,000	Truist Financial Corporation(b)	SOFRRATE + 1.571%	5.1530	08/05/32	$508,581
800,000	Truist Financial Corporation(b)	SOFRRATE + 2.361%	5.8670	06/08/34	836,755
1,000,000	Truist Financial Corporation(b)	SOFRRATE + 1.922%	5.7110	01/24/35	1,035,210
800,000	US Bancorp(b)	SOFRRATE + 2.020%	5.7750	06/12/29	828,274
800,000	US Bancorp(b)	SOFRRATE + 1.560%	5.3840	01/23/30	821,848
800,000	US Bancorp(b)	SOFRRATE + 1.061%	5.0460	02/12/31	812,817
700,000	US Bancorp Series AA(b)	SOFRRATE + 2.090%	5.8500	10/21/33	734,264
600,000	US Bancorp(b)	SOFRRATE + 1.600%	4.8390	02/01/34	592,526
700,000	US Bancorp(b)	SOFRRATE + 2.260%	5.8360	06/12/34	733,763
500,000	US Bancorp(b)	SOFRRATE + 1.411%	5.4240	02/12/36	509,113
1,400,000	Wells Fargo & Company(b)	SOFRRATE + 1.740%	5.5740	07/25/29	1,441,561
800,000	Wells Fargo & Company(b)	SOFRRATE + 1.790%	6.3030	10/23/29	841,807
1,000,000	Wells Fargo & Company(b)	TSFR3M + 1.432%	2.8790	10/30/30	934,292
800,000	Wells Fargo & Company(b)	SOFRRATE + 1.110%	5.2440	01/24/31	819,035
900,000	Wells Fargo & Company(b)	TSFR3M + 1.262%	2.5720	02/11/31	825,569
900,000	Wells Fargo & Company(b)	SOFRRATE + 4.032%	4.4780	04/04/31	895,135
900,000	Wells Fargo & Company(b)	SOFRRATE + 1.500%	5.1500	04/23/31	918,418
1,000,000	Wells Fargo & Company(b)	SOFRRATE + 1.500%	3.3500	03/02/33	915,693
1,400,000	Wells Fargo & Company(b)	SOFRRATE + 2.100%	4.8970	07/25/33	1,399,478
1,100,000	Wells Fargo & Company(b)	SOFRRATE + 2.020%	5.3890	04/24/34	1,125,856
1,300,000	Wells Fargo & Company(b)	SOFRRATE + 1.990%	5.5570	07/25/34	1,342,349
1,100,000	Wells Fargo & Company(b)	SOFRRATE + 2.060%	6.4910	10/23/34	1,203,048
900,000	Wells Fargo & Company(b)	SOFRRATE + 1.780%	5.4990	01/23/35	922,955
800,000	Wells Fargo & Company(b)	SOFRRATE + 1.380%	5.2110	12/03/35	802,476

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	BANKING — 16.4% (Continued)
600,000	Wells Fargo & Company(b)	SOFRRATE + 1.740%	5.6050	04/23/36	$617,932
900,000	Wells Fargo & Company(b)	SOFRRATE + 2.530%	3.0680	04/30/41	679,595
800,000	Wells Fargo & Company		5.6060	01/15/44	779,167
800,000	Wells Fargo & Company		4.6500	11/04/44	686,770
700,000	Wells Fargo & Company		3.9000	05/01/45	556,926
700,000	Wells Fargo & Company		4.9000	11/17/45	617,899
800,000	Wells Fargo & Company		4.4000	06/14/46	657,989
700,000	Wells Fargo & Company		4.7500	12/07/46	605,823
1,600,000	Wells Fargo & Company(b)	TSFR3M + 4.502%	5.0130	04/04/51	1,452,793
1,000,000	Wells Fargo & Company(b)	SOFRRATE + 2.130%	4.6110	04/25/53	854,288
700,000	Westpac Banking Corporation		5.5350	11/17/28	728,424
800,000	Westpac Banking Corporation		1.9530	11/20/28	744,179
1,000,000	Westpac Banking Corporation		2.1500	06/03/31	884,353
800,000	Westpac Banking Corporation		2.9630	11/16/40	592,599
					193,852,411
	BEVERAGES — 1.6%
900,000	Anheuser-Busch InBev Worldwide, Inc.		4.7500	01/23/29	913,437
600,000	Anheuser-Busch InBev Worldwide, Inc.		8.2000	01/15/39	759,453
700,000	Anheuser-Busch InBev Worldwide, Inc.		4.9500	01/15/42	655,778
900,000	Anheuser-Busch InBev Worldwide, Inc.		4.4390	10/06/48	762,227
1,300,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	1,281,023
700,000	Anheuser-Busch InBev Worldwide, Inc.		5.8000	01/23/59	711,054
500,000	Coca-Cola Company		3.4500	03/25/30	482,667
800,000	Coca-Cola Company		1.6500	06/01/30	708,428
600,000	Coca-Cola Company		2.2500	01/05/32	529,170
800,000	Coca-Cola Company		2.5000	06/01/40	579,125
1,000,000	Coca-Cola Company		2.6000	06/01/50	617,132
800,000	Coca-Cola Company		3.0000	03/05/51	532,541
500,000	Coca-Cola Company		5.3000	05/13/54	484,827
500,000	Coca-Cola Company		5.2000	01/14/55	476,943
500,000	Coca-Cola Company		5.4000	05/13/64	483,858
600,000	Constellation Brands, Inc.		3.1500	08/01/29	569,498
700,000	Constellation Brands, Inc.		2.2500	08/01/31	606,816

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	BEVERAGES — 1.6% (Continued)
500,000	Diageo Capital plc		5.5000	01/24/33	$521,547
500,000	Diageo Capital plc		5.6250	10/05/33	525,089
800,000	Keurig Dr Pepper, Inc.		3.2000	05/01/30	750,965
800,000	Keurig Dr Pepper, Inc.		4.5000	04/15/52	657,366
1,000,000	Molson Coors Beverage Company		4.2000	07/15/46	794,135
700,000	PepsiCo, Inc.		2.7500	03/19/30	653,612
800,000	PepsiCo, Inc.		1.6250	05/01/30	708,968
800,000	PepsiCo, Inc.		3.9000	07/18/32	771,139
600,000	PepsiCo, Inc.		5.0000	02/07/35	606,106
900,000	PepsiCo, Inc.		2.6250	10/21/41	635,590
1,100,000	PepsiCo, Inc.		2.7500	10/21/51	684,217
					18,462,711
	BIOTECH & PHARMA — 6.4%
1,700,000	AbbVie, Inc.		3.2000	11/21/29	1,620,307
500,000	AbbVie, Inc.		4.8750	03/15/30	510,202
400,000	AbbVie, Inc.		4.9500	03/15/31	408,702
800,000	AbbVie, Inc.		5.0500	03/15/34	810,776
600,000	AbbVie, Inc.		4.5500	03/15/35	580,206
600,000	AbbVie, Inc.		5.2000	03/15/35	610,776
800,000	AbbVie, Inc.		4.5000	05/14/35	769,010
1,200,000	AbbVie, Inc.		4.0500	11/21/39	1,047,465
1,000,000	AbbVie, Inc.		4.4000	11/06/42	877,145
600,000	AbbVie, Inc.		4.8500	06/15/44	550,030
1,100,000	AbbVie, Inc.		4.7000	05/14/45	983,289
900,000	AbbVie, Inc.		4.4500	05/14/46	770,954
700,000	AbbVie, Inc.		4.8750	11/14/48	631,629
1,100,000	AbbVie, Inc.		5.4000	03/15/54	1,062,023
600,000	AbbVie, Inc.		5.5000	03/15/64	578,831
1,000,000	Amgen, Inc.		1.6500	08/15/28	922,919
700,000	Amgen, Inc.		2.4500	02/21/30	639,862
1,000,000	Amgen, Inc.		5.2500	03/02/30	1,027,591
1,500,000	Amgen, Inc.		5.2500	03/02/33	1,530,514
1,000,000	Amgen, Inc.		2.8000	08/15/41	719,995
1,300,000	Amgen, Inc.		5.6000	03/02/43	1,285,660

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	BIOTECH & PHARMA — 6.4% (Continued)
800,000	Amgen, Inc.		4.5630	06/15/48	$675,278
1,000,000	Amgen, Inc.		3.3750	02/21/50	697,259
1,400,000	Amgen, Inc.		5.6500	03/02/53	1,357,142
700,000	Amgen, Inc.		4.4000	02/22/62	539,614
900,000	Amgen, Inc.		5.7500	03/02/63	864,753
800,000	Astrazeneca Finance, LLC		4.8500	02/26/29	814,741
700,000	Astrazeneca Finance, LLC		5.0000	02/26/34	709,757
900,000	AstraZeneca plc		1.3750	08/06/30	779,701
900,000	AstraZeneca plc		6.4500	09/15/37	1,005,364
1,000,000	AstraZeneca plc		4.3750	11/16/45	873,038
1,100,000	Biogen, Inc.		3.1500	05/01/50	688,090
700,000	Bristol-Myers Squibb Company		4.9000	02/22/29	713,506
600,000	Bristol-Myers Squibb Company		5.7500	02/01/31	636,697
600,000	Bristol-Myers Squibb Company		5.1000	02/22/31	617,507
700,000	Bristol-Myers Squibb Company		2.9500	03/15/32	633,348
700,000	Bristol-Myers Squibb Company		5.2000	02/22/34	715,364
800,000	Bristol-Myers Squibb Company		4.1250	06/15/39	706,304
900,000	Bristol-Myers Squibb Company		3.5500	03/15/42	708,483
900,000	Bristol-Myers Squibb Company		6.2500	11/15/53	958,903
1,400,000	Bristol-Myers Squibb Company		5.5500	02/22/54	1,357,365
600,000	Bristol-Myers Squibb Company		3.9000	03/15/62	426,797
500,000	Bristol-Myers Squibb Company		6.4000	11/15/63	536,423
600,000	Bristol-Myers Squibb Company		5.6500	02/22/64	580,537
800,000	Eli Lilly & Company		4.5000	02/09/29	808,209
700,000	Eli Lilly & Company		4.7500	02/12/30	713,339
800,000	Eli Lilly & Company		4.7000	02/09/34	797,324
800,000	Eli Lilly & Company		5.1000	02/12/35	814,222
700,000	Eli Lilly & Company		4.8750	02/27/53	635,161
500,000	Eli Lilly & Company		5.0000	02/09/54	462,868
500,000	Eli Lilly & Company		5.0500	08/14/54	466,877
500,000	Eli Lilly & Company		5.5000	02/12/55	498,699
800,000	Eli Lilly & Company		5.1000	02/09/64	736,882
600,000	Eli Lilly & Company		5.6000	02/12/65	601,852
500,000	Gilead Sciences, Inc.		5.1000	06/15/35	503,843

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	BIOTECH & PHARMA — 6.4% (Continued)
500,000	Gilead Sciences, Inc.		4.6000	09/01/35	$483,799
500,000	Gilead Sciences, Inc.		5.6500	12/01/41	505,672
800,000	Gilead Sciences, Inc.		4.8000	04/01/44	726,889
800,000	Gilead Sciences, Inc.		4.5000	02/01/45	694,375
800,000	Gilead Sciences, Inc.		4.7500	03/01/46	713,930
800,000	Gilead Sciences, Inc.		4.1500	03/01/47	653,058
900,000	Gilead Sciences, Inc.		2.8000	10/01/50	563,390
400,000	Gilead Sciences, Inc.		5.5500	10/15/53	393,473
400,000	Gilead Sciences, Inc.		5.5000	11/15/54	391,491
500,000	GlaxoSmithKline Capital, Inc.		4.8750	04/15/35	496,409
800,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	883,861
500,000	Johnson & Johnson		4.7000	03/01/30	510,070
900,000	Johnson & Johnson		1.3000	09/01/30	781,648
500,000	Johnson & Johnson		4.8500	03/01/32	511,849
1,000,000	Johnson & Johnson		5.0000	03/01/35	1,020,880
1,000,000	Johnson & Johnson		3.6250	03/03/37	886,326
800,000	Johnson & Johnson		3.7000	03/01/46	637,237
800,000	Johnson & Johnson		3.7500	03/03/47	637,466
800,000	Merck & Company, Inc.		2.1500	12/10/31	694,930
600,000	Merck & Company, Inc.		4.5000	05/17/33	595,499
800,000	Merck & Company, Inc.		4.1500	05/18/43	676,829
600,000	Merck & Company, Inc.		4.9000	05/17/44	556,920
1,100,000	Merck & Company, Inc.		3.7000	02/10/45	858,993
1,600,000	Merck & Company, Inc.		2.7500	12/10/51	974,627
800,000	Novartis Capital Corporation		4.4000	05/06/44	707,433
800,000	Novartis Capital Corporation		4.0000	11/20/45	659,602
1,000,000	Novartis Capital Corporation		2.7500	08/14/50	629,741
600,000	Pfizer Investment Enterprises Pte Ltd.		4.6500	05/19/30	605,091
1,300,000	Pfizer Investment Enterprises Pte Ltd.		4.7500	05/19/33	1,294,331
1,100,000	Pfizer Investment Enterprises Pte Ltd.		5.1100	05/19/43	1,041,633
1,900,000	Pfizer Investment Enterprises Pte Ltd.		5.3000	05/19/53	1,778,139
1,300,000	Pfizer Investment Enterprises Pte Ltd.		5.3400	05/19/63	1,193,483
600,000	Pfizer, Inc.		2.6250	04/01/30	556,258
600,000	Pfizer, Inc.		1.7000	05/28/30	529,578

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	BIOTECH & PHARMA — 6.4% (Continued)
900,000	Pfizer, Inc.		7.2000	03/15/39	$1,060,728
600,000	Pfizer, Inc.		4.3000	06/15/43	514,596
700,000	Pfizer, Inc.		4.4000	05/15/44	609,026
800,000	Pfizer, Inc.		4.1250	12/15/46	650,680
700,000	Regeneron Pharmaceuticals, Inc.		1.7500	09/15/30	607,993
900,000	Royalty Pharma plc		3.3000	09/02/40	675,539
1,000,000	Takeda Pharmaceutical Company Ltd.		5.0000	11/26/28	1,014,286
700,000	Takeda Pharmaceutical Company Ltd.		5.6500	07/05/44	693,821
500,000	Takeda Pharmaceutical Company Ltd.		3.1750	07/09/50	326,801
900,000	Viatris, Inc.		4.0000	06/22/50	592,598
900,000	Wyeth, LLC		5.9500	04/01/37	956,158
600,000	Zoetis, Inc.		4.7000	02/01/43	545,649
					75,665,918
	CABLE & SATELLITE — 2.2%
1,000,000	Charter Communications Operating, LLC / Charter		6.1000	06/01/29	1,042,241
600,000	Charter Communications Operating, LLC / Charter		6.6500	02/01/34	636,367
600,000	Charter Communications Operating, LLC / Charter		6.5500	06/01/34	632,707
900,000	Charter Communications Operating, LLC / Charter		6.3840	10/23/35	930,722
1,400,000	Charter Communications Operating, LLC / Charter		6.4840	10/23/45	1,366,644
1,200,000	Charter Communications Operating, LLC / Charter		5.3750	05/01/47	1,018,594
1,100,000	Charter Communications Operating, LLC / Charter		5.7500	04/01/48	974,614
1,400,000	Charter Communications Operating, LLC / Charter		4.8000	03/01/50	1,086,613
1,200,000	Charter Communications Operating, LLC / Charter		3.7000	04/01/51	776,423
1,300,000	Charter Communications Operating, LLC / Charter		3.9000	06/01/52	861,779
600,000	Charter Communications Operating, LLC / Charter		4.4000	12/01/61	408,313
1,200,000	Comcast Corporation		4.1500	10/15/28	1,192,443
900,000	Comcast Corporation		3.4000	04/01/30	860,375
500,000	Comcast Corporation		4.2500	10/15/30	494,961
700,000	Comcast Corporation		1.9500	01/15/31	611,196
500,000	Comcast Corporation		1.5000	02/15/31	425,209
100,000	Comcast Corporation		5.5000	11/15/32	104,377
500,000	Comcast Corporation		4.2500	01/15/33	481,475
500,000	Comcast Corporation		4.6500	02/15/33	494,879
600,000	Comcast Corporation		4.8000	05/15/33	595,980

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	CABLE & SATELLITE — 2.2% (Continued)
600,000	Comcast Corporation		4.2000	08/15/34	$564,089
700,000	Comcast Corporation		3.2000	07/15/36	583,914
1,000,000	Comcast Corporation		3.9000	03/01/38	862,302
600,000	Comcast Corporation		3.2500	11/01/39	467,406
900,000	Comcast Corporation		3.7500	04/01/40	740,648
1,100,000	Comcast Corporation		3.4000	07/15/46	778,578
1,000,000	Comcast Corporation		4.0000	08/15/47	769,277
1,100,000	Comcast Corporation		3.9690	11/01/47	841,463
1,100,000	Comcast Corporation		3.9990	11/01/49	831,273
1,200,000	Comcast Corporation		3.4500	02/01/50	820,436
3,000,000	Comcast Corporation		2.8870	11/01/51	1,806,834
600,000	Comcast Corporation		5.3500	05/15/53	551,801
600,000	Time Warner Cable, LLC		7.3000	07/01/38	647,135
600,000	Time Warner Cable, LLC		6.7500	06/15/39	615,351
700,000	Time Warner Cable, LLC		5.5000	09/01/41	629,651
					26,506,070
	CHEMICALS — 0.8%
800,000	Air Products and Chemicals, Inc.		4.6000	02/08/29	809,328
1,300,000	Air Products and Chemicals, Inc.		2.0500	05/15/30	1,169,069
1,000,000	Dow Chemical Company		4.3750	11/15/42	796,198
800,000	Dow Chemical Company		3.6000	11/15/50	529,148
500,000	Dow Chemical Company		6.9000	05/15/53	523,922
800,000	DuPont de Nemours, Inc.		4.7250	11/15/28	809,600
900,000	DuPont de Nemours, Inc.		5.4190	11/15/48	901,170
1,200,000	Eastman Chemical Company		5.0000	08/01/29	1,213,846
700,000	LYB International Finance III, LLC		5.5000	03/01/34	693,357
1,000,000	LYB International Finance III, LLC		4.2000	05/01/50	729,415
700,000	Nutrien Ltd.		5.8000	03/27/53	692,952
800,000	Sherwin-Williams Company		4.5000	06/01/47	669,477
					9,537,482
	COMMERCIAL SUPPORT SERVICES — 0.4%
1,300,000	Republic Services, Inc.		3.9500	05/15/28	1,290,258
800,000	Waste Connections, Inc.		5.0000	03/01/34	807,406
600,000	Waste Management, Inc.		4.6250	02/15/30	605,756

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.4% (Continued)
800,000	Waste Management, Inc.		4.8000	03/15/32	$809,694
900,000	Waste Management, Inc.		4.9500	03/15/35	899,642
100,000	Waste Management, Inc.		5.3500	10/15/54	96,825
					4,509,581
	CONSTRUCTION MATERIALS — 0.2%
800,000	CRH America Finance, Inc.		5.5000	01/09/35	818,300
700,000	CRH SMW Finance DAC		5.1250	01/09/30	714,564
1,000,000	Martin Marietta Materials, Inc.		5.1500	12/01/34	1,003,740
					2,536,604
	CONTAINERS & PACKAGING — 0.1%
600,000	Amcor Flexibles North America, Inc.(a)		5.5000	03/17/35	611,000
700,000	Berry Global, Inc. Series 21-25A CR		5.8000	06/15/31	734,312
					1,345,312
	DIVERSIFIED INDUSTRIALS — 0.6%
1,600,000	3M Company		2.3750	08/26/29	1,481,189
1,000,000	Emerson Electric Company		2.2000	12/21/31	874,297
1,000,000	Honeywell International, Inc.		1.9500	06/01/30	892,497
700,000	Honeywell International, Inc.		1.7500	09/01/31	595,986
600,000	Honeywell International, Inc.		5.0000	02/15/33	608,367
700,000	Honeywell International, Inc.		4.5000	01/15/34	682,240
800,000	Honeywell International, Inc.		5.2500	03/01/54	754,258
1,200,000	Parker-Hannifin Corporation		4.5000	09/15/29	1,204,817
					7,093,651
	E-COMMERCE DISCRETIONARY — 0.8%
700,000	Amazon.com, Inc.		4.6500	12/01/29	712,804
900,000	Amazon.com, Inc.		1.5000	06/03/30	794,074
700,000	Amazon.com, Inc.		2.1000	05/12/31	619,765
800,000	Amazon.com, Inc.		3.6000	04/13/32	763,739
600,000	Amazon.com, Inc.		4.7000	12/01/32	609,446
1,000,000	Amazon.com, Inc.		3.8750	08/22/37	899,576
800,000	Amazon.com, Inc.		2.8750	05/12/41	595,969
100,000	Amazon.com, Inc.		4.9500	12/05/44	96,579
1,200,000	Amazon.com, Inc.		4.0500	08/22/47	989,032
1,400,000	Amazon.com, Inc.		3.1000	05/12/51	942,029

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	E-COMMERCE DISCRETIONARY — 0.8% (Continued)
900,000	Amazon.com, Inc.		3.9500	04/13/52	$707,780
900,000	Amazon.com, Inc.		4.2500	08/22/57	736,695
700,000	Amazon.com, Inc.		4.1000	04/13/62	546,856
700,000	eBay, Inc.		4.0000	07/15/42	566,912
					9,581,256
	ELECTRIC UTILITIES — 3.6%
700,000	AES Corporation		5.8000	03/15/32	710,702
600,000	American Electric Power Company, Inc.		5.6250	03/01/33	622,663
700,000	Berkshire Hathaway Energy Company		5.1500	11/15/43	662,459
900,000	Berkshire Hathaway Energy Company		4.6000	05/01/53	756,599
700,000	Consolidated Edison Company of New York, Inc.		5.9000	11/15/53	714,462
800,000	Consolidated Edison Company of New York, Inc.		5.7000	05/15/54	796,220
600,000	Constellation Energy Generation, LLC		6.5000	10/01/53	649,933
600,000	Constellation Energy Generation, LLC		5.7500	03/15/54	589,978
700,000	Dominion Energy, Inc.		5.0000	06/15/30	712,198
900,000	Dominion Energy, Inc.		2.2500	08/15/31	782,625
900,000	DTE Energy Company Series C		4.8750	06/01/28	909,264
800,000	Duke Energy Carolinas, LLC		4.9500	01/15/33	811,844
500,000	Duke Energy Carolinas, LLC		5.3500	01/15/53	477,289
500,000	Duke Energy Carolinas, LLC		5.4000	01/15/54	482,615
900,000	Duke Energy Corporation		2.4500	06/01/30	815,824
700,000	Duke Energy Corporation		5.4500	06/15/34	717,972
1,000,000	Duke Energy Corporation		3.7500	09/01/46	741,248
500,000	Entergy Louisiana, LLC		5.8000	03/15/55	499,572
900,000	Exelon Corporation		4.0500	04/15/30	883,389
900,000	Exelon Corporation		4.7000	04/15/50	756,179
600,000	Florida Power & Light Company		2.4500	02/03/32	529,316
700,000	Florida Power & Light Company		4.8000	05/15/33	699,948
600,000	Florida Power & Light Company		5.3000	06/15/34	616,463
800,000	Florida Power & Light Company		2.8750	12/04/51	503,296
600,000	Florida Power & Light Company		5.3000	04/01/53	575,302
1,100,000	Georgia Power Company		4.9500	05/17/33	1,105,851
700,000	MidAmerican Energy Company		5.8500	09/15/54	716,061
600,000	National Grid plc		5.4180	01/11/34	611,456

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	ELECTRIC UTILITIES — 3.6% (Continued)
600,000	NextEra Energy Capital Holdings, Inc.		5.3000	03/15/32	$616,327
700,000	NextEra Energy Capital Holdings, Inc.		5.0500	02/28/33	703,280
500,000	NextEra Energy Capital Holdings, Inc.		5.2500	03/15/34	504,733
600,000	NextEra Energy Capital Holdings, Inc.		5.4500	03/15/35	610,799
800,000	NextEra Energy Capital Holdings, Inc.		5.2500	02/28/53	736,645
500,000	Northern States Power Company		5.1000	05/15/53	464,478
600,000	Oncor Electric Delivery Company, LLC		5.5500	06/15/54	583,914
700,000	Pacific Gas and Electric Company		6.1000	01/15/29	724,194
1,100,000	Pacific Gas and Electric Company		4.5500	07/01/30	1,079,075
600,000	Pacific Gas and Electric Company		6.4000	06/15/33	633,297
500,000	Pacific Gas and Electric Company		5.8000	05/15/34	507,776
600,000	Pacific Gas and Electric Company		5.7000	03/01/35	602,571
800,000	Pacific Gas and Electric Company		4.5000	07/01/40	676,379
1,500,000	Pacific Gas and Electric Company		4.9500	07/01/50	1,242,254
900,000	Pacific Gas and Electric Company		3.5000	08/01/50	591,461
700,000	Pacific Gas and Electric Company		6.7500	01/15/53	727,856
700,000	PacifiCorporation		5.4500	02/15/34	706,164
600,000	PacifiCorporation		5.5000	05/15/54	549,753
800,000	PacifiCorporation		5.8000	01/15/55	762,294
500,000	PPL Capital Funding, Inc.		5.2500	09/01/34	504,657
700,000	Public Service Company of Colorado		5.3500	05/15/34	710,581
500,000	Public Service Company of Colorado		5.7500	05/15/54	494,321
800,000	Public Service Enterprise Group, Inc.		2.4500	11/15/31	700,677
700,000	San Diego Gas & Electric Company		5.3500	04/01/53	652,459
700,000	Southern California Edison Company		5.4500	06/01/31	712,973
800,000	Southern California Edison Company		5.2000	06/01/34	785,658
1,200,000	Southern California Edison Company		4.0000	04/01/47	874,517
600,000	Southern Company		5.2000	06/15/33	610,827
400,000	Southern Company		4.4000	07/01/46	332,771
3,000,000	Southern Company(b)	H15T5Y + 3.733%	4.0000	01/15/51	2,988,592
700,000	Xcel Energy, Inc.		5.6000	04/15/35	713,702
					42,555,713
	ELECTRICAL EQUIPMENT — 0.4%
1,000,000	Amphenol Corporation		2.8000	02/15/30	935,543

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	ELECTRICAL EQUIPMENT — 0.4% (Continued)
1,300,000	Carrier Global Corporation		2.7220	02/15/30	$1,206,984
1,100,000	Carrier Global Corporation		2.7000	02/15/31	998,580
1,400,000	Otis Worldwide Corporation		5.2500	08/16/28	1,431,623
					4,572,730
	ENTERTAINMENT CONTENT — 0.7%
600,000	Fox Corporation		5.4760	01/25/39	584,538
700,000	Fox Corporation		5.5760	01/25/49	655,868
800,000	Paramount Global		4.2000	05/19/32	734,158
900,000	Paramount Global		4.3750	03/15/43	681,887
600,000	Walt Disney Company		2.0000	09/01/29	549,261
600,000	Walt Disney Company		3.8000	03/22/30	587,231
600,000	Walt Disney Company		2.6500	01/13/31	550,101
500,000	Walt Disney Company		6.6500	11/15/37	568,422
1,000,000	Walt Disney Company		3.5000	05/13/40	818,199
1,100,000	Walt Disney Company		2.7500	09/01/49	688,702
1,000,000	Walt Disney Company		3.6000	01/13/51	735,188
1,162,000	Warnermedia Holdings, Inc.		4.2790	03/15/32	979,712
					8,133,267
	FOOD — 0.8%
800,000	Campbell Soup Company		5.4000	03/21/34	808,522
900,000	Conagra Brands, Inc.		4.8500	11/01/28	903,626
700,000	Conagra Brands, Inc.		5.3000	11/01/38	659,337
600,000	Hormel Foods Corporation		1.8000	06/11/30	531,504
800,000	J M Smucker Company		6.5000	11/15/53	857,689
1,000,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA		3.0000	05/15/32	874,003
900,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA		6.5000	12/01/52	922,200
900,000	JBS USA LUX Sarl / JBS USA Food Company / JBS USA(a)		5.9500	04/20/35	930,186
2,300,000	Kraft Heinz Foods Company		4.3750	06/01/46	1,829,179
900,000	Mondelez International, Inc.		3.0000	03/17/32	810,909
1,000,000	Tyson Foods, Inc.		5.1000	09/28/48	895,256
					10,022,411
	GAS & WATER UTILITIES — 0.3%
900,000	American Water Capital Corporation		4.4500	06/01/32	885,151
700,000	American Water Capital Corporation		5.2500	03/01/35	707,908

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	GAS & WATER UTILITIES — 0.3% (Continued)
800,000	NiSource, Inc.		3.6000	05/01/30	$766,373
600,000	NiSource, Inc.		1.7000	02/15/31	511,712
800,000	NiSource, Inc.		4.3750	05/15/47	658,657
					3,529,801
	HEALTH CARE FACILITIES & SERVICES — 4.4%
600,000	AmerisourceBergen Corporation		2.7000	03/15/31	541,495
800,000	Anthem, Inc.		4.6500	08/15/44	689,747
1,000,000	Anthem, Inc.		3.6000	03/15/51	692,508
500,000	Cardinal Health, Inc.		5.3500	11/15/34	506,137
1,000,000	Centene Corporation		2.4500	07/15/28	912,377
900,000	Centene Corporation		4.6250	12/15/29	856,379
600,000	Centene Corporation		2.5000	03/01/31	503,853
500,000	Centene Corporation		2.6250	08/01/31	417,838
700,000	Cigna Corporation		4.8000	07/15/46	605,141
900,000	Cigna Group		4.3750	10/15/28	896,759
800,000	Cigna Group		2.3750	03/15/31	709,540
400,000	Cigna Group		5.1250	05/15/31	408,790
600,000	Cigna Group		5.2500	02/15/34	606,705
1,100,000	Cigna Group		4.9000	12/15/48	953,198
1,000,000	Cigna Group		3.4000	03/15/51	666,957
700,000	Cigna Group		5.6000	02/15/54	664,774
700,000	CVS Health Corporation		5.0000	01/30/29	709,505
800,000	CVS Health Corporation		3.2500	08/15/29	758,248
600,000	CVS Health Corporation		5.1250	02/21/30	609,968
600,000	CVS Health Corporation		5.2500	01/30/31	611,810
700,000	CVS Health Corporation		5.5500	06/01/31	725,087
700,000	CVS Health Corporation		5.2500	02/21/33	702,390
600,000	CVS Health Corporation		5.3000	06/01/33	603,546
1,700,000	CVS Health Corporation		4.7800	03/25/38	1,554,853
800,000	CVS Health Corporation		5.3000	12/05/43	725,507
1,600,000	CVS Health Corporation		5.1250	07/20/45	1,408,387
800,000	CVS Health Corporation		5.6250	02/21/53	736,630
1,000,000	CVS Health Corporation		5.8750	06/01/53	950,554
700,000	Elevance Health, Inc.		4.9500	11/01/31	704,177

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 4.4% (Continued)
600,000	Elevance Health, Inc.		5.3750	06/15/34	$608,211
600,000	Elevance Health, Inc.		5.2000	02/15/35	600,478
1,000,000	Elevance Health, Inc.		3.1250	05/15/50	638,289
500,000	Elevance Health, Inc.		6.1000	10/15/52	504,379
900,000	Elevance Health, Inc.		5.1250	02/15/53	795,124
600,000	HCA, Inc.		5.2000	06/01/28	610,228
800,000	HCA, Inc.		4.1250	06/15/29	784,624
700,000	HCA, Inc.		3.5000	09/01/30	660,003
400,000	HCA, Inc.		5.5000	03/01/32	410,779
500,000	HCA, Inc.		3.6250	03/15/32	460,459
600,000	HCA, Inc.		5.5000	06/01/33	612,999
500,000	HCA, Inc.		5.4500	09/15/34	502,707
600,000	HCA, Inc.		5.7500	03/01/35	614,897
600,000	HCA, Inc.		5.5000	06/15/47	555,539
800,000	HCA, Inc.		5.2500	06/15/49	708,437
700,000	HCA, Inc.		3.5000	07/15/51	461,152
800,000	HCA, Inc.		4.6250	03/15/52	640,647
400,000	HCA, Inc.		5.9000	06/01/53	384,063
500,000	HCA, Inc.		6.2000	03/01/55	500,487
1,400,000	Humana, Inc.		5.3750	04/15/31	1,428,091
900,000	IQVIA, Inc.		6.2500	02/01/29	941,106
800,000	Laboratory Corp of America Holdings		4.8000	10/01/34	778,337
500,000	Quest Diagnostics, Inc.		2.9500	06/30/30	464,664
500,000	Quest Diagnostics, Inc.		6.4000	11/30/33	547,269
800,000	UnitedHealth Group, Inc.		4.2500	01/15/29	795,186
800,000	UnitedHealth Group, Inc.		4.8000	01/15/30	808,605
700,000	UnitedHealth Group, Inc.		2.0000	05/15/30	623,333
700,000	UnitedHealth Group, Inc.		4.9500	01/15/32	705,542
600,000	UnitedHealth Group, Inc.		4.2000	05/15/32	578,629
700,000	UnitedHealth Group, Inc.		5.3500	02/15/33	717,048
700,000	UnitedHealth Group, Inc.		4.5000	04/15/33	678,347
600,000	UnitedHealth Group, Inc.		6.8750	02/15/38	672,648
800,000	UnitedHealth Group, Inc.		5.5000	07/15/44	773,008
900,000	UnitedHealth Group, Inc.		4.7500	07/15/45	785,993

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 4.4% (Continued)
900,000	UnitedHealth Group, Inc.		4.2500	06/15/48	$714,968
900,000	UnitedHealth Group, Inc.		2.9000	05/15/50	553,311
1,000,000	UnitedHealth Group, Inc.		3.2500	05/15/51	654,431
800,000	UnitedHealth Group, Inc.		4.7500	05/15/52	673,849
800,000	UnitedHealth Group, Inc.		5.8750	02/15/53	790,993
800,000	UnitedHealth Group, Inc.		5.0500	04/15/53	705,065
700,000	UnitedHealth Group, Inc.		5.3750	04/15/54	645,228
600,000	UnitedHealth Group, Inc.		5.6250	07/15/54	573,943
700,000	UnitedHealth Group, Inc.		3.8750	08/15/59	487,892
500,000	UnitedHealth Group, Inc.		6.0500	02/15/63	500,234
700,000	UnitedHealth Group, Inc.		5.2000	04/15/63	611,370
600,000	UnitedHealth Group, Inc.		5.7500	07/15/64	573,042
700,000	Universal Health Services, Inc.		2.6500	10/15/30	619,249
					51,887,743
	HOUSEHOLD PRODUCTS — 0.5%
500,000	Kenvue, Inc.		5.0000	03/22/30	512,437
600,000	Kenvue, Inc.		4.9000	03/22/33	607,290
800,000	Kenvue, Inc.		5.0500	03/22/53	734,975
600,000	Kimberly-Clark Corporation B		3.1000	03/26/30	569,266
600,000	Procter & Gamble Company		3.0000	03/25/30	569,488
700,000	Procter & Gamble Company		1.2000	10/29/30	601,990
400,000	Procter & Gamble Company		4.0500	01/26/33	393,190
600,000	Unilever Capital Corporation		5.9000	11/15/32	651,226
700,000	Unilever Capital Corporation		5.0000	12/08/33	716,369
					5,356,231
	INSTITUTIONAL FINANCIAL SERVICES — 5.0%
900,000	Brookfield Finance, Inc.		4.3500	04/15/30	889,630
1,700,000	Goldman Sachs Group, Inc.(b)	TSFR3M + 1.563%	4.2230	05/01/29	1,687,917
800,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.770%	6.4840	10/24/29	845,778
1,300,000	Goldman Sachs Group, Inc.		3.8000	03/15/30	1,265,013
600,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.265%	5.7270	04/25/30	623,012
700,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.210%	5.0490	07/23/30	711,256

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 5.0% (Continued)
600,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.078%	5.2070	01/28/31	$613,041
1,200,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.580%	5.2180	04/23/31	1,227,124
1,300,000	Goldman Sachs Group, Inc. (b)	SOFRRATE + 1.090%	1.9920	01/27/32	1,127,852
1,400,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.281%	2.6150	04/22/32	1,246,826
900,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.264%	2.6500	10/21/32	793,495
1,200,000	Goldman Sachs Group, Inc. (b)	SOFRRATE + 1.410%	3.1020	02/24/33	1,079,417
1,000,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.552%	5.8510	04/25/35	1,048,331
1,100,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.550%	5.3300	07/23/35	1,111,439
1,800,000	Goldman Sachs Group, Inc. (b)	SOFRRATE + 1.420%	5.0160	10/23/35	1,776,401
1,500,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.380%	5.5360	01/28/36	1,534,547
900,000	Goldman Sachs Group, Inc.(b)	TSFR3M + 1.635%	4.0170	10/31/38	787,044
700,000	Goldman Sachs Group, Inc.(b)	TSFR3M + 1.692%	4.4110	04/23/39	631,496
900,000	Goldman Sachs Group, Inc.		6.2500	02/01/41	963,059
900,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.513%	3.2100	04/22/42	673,072
1,000,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.632%	3.4360	02/24/43	762,626
700,000	Goldman Sachs Group, Inc.		5.1500	05/22/45	632,709
700,000	Goldman Sachs Group, Inc.		4.7500	10/21/45	621,327
1,000,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.580%	5.5610	11/19/45	989,410
1,000,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.696%	5.7340	01/28/56	1,005,390
400,000	Intercontinental Exchange, Inc.		5.2500	06/15/31	415,001
700,000	Intercontinental Exchange, Inc.		1.8500	09/15/32	580,261
600,000	Intercontinental Exchange, Inc.		4.6000	03/15/33	596,659
700,000	Intercontinental Exchange, Inc.		4.2500	09/21/48	579,925
1,200,000	Intercontinental Exchange, Inc.		3.0000	06/15/50	785,480
600,000	Intercontinental Exchange, Inc.		4.9500	06/15/52	538,669
1,000,000	Jefferies Financial Group, Inc.		6.2000	04/14/34	1,045,351
700,000	LPL Holdings, Inc.		6.7500	11/17/28	743,158

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 5.0% (Continued)
700,000	Morgan Stanley(b)	SOFRRATE + 1.590%	5.1640	04/20/29	$711,296
500,000	Morgan Stanley Series I(b)	SOFRRATE + 1.630%	5.4490	07/20/29	513,193
700,000	Morgan Stanley(b)	SOFRRATE + 1.830%	6.4070	11/01/29	738,751
400,000	Morgan Stanley(b)	SOFRRATE + 1.450%	5.1730	01/16/30	408,145
700,000	Morgan Stanley(b)	TSFR3M + 1.890%	4.4310	01/23/30	697,839
500,000	Morgan Stanley(b)	SOFRRATE + 1.260%	5.6560	04/18/30	518,156
300,000	Morgan Stanley(b)	SOFRRATE + 1.215%	5.0420	07/19/30	305,241
400,000	Morgan Stanley(b)	SOFRRATE + 1.100%	4.6540	10/18/30	400,840
700,000	Morgan Stanley(b)	SOFRRATE + 1.108%	5.2300	01/15/31	716,977
1,100,000	Morgan Stanley Series GMTN(b)	SOFRRATE + 1.143%	2.6990	01/22/31	1,013,811
1,400,000	Morgan Stanley(b)	SOFRRATE + 3.120%	3.6220	04/01/31	1,341,213
1,100,000	Morgan Stanley Series I(b)	SOFRRATE + 1.510%	5.1920	04/17/31	1,123,880
1,000,000	Morgan Stanley(b)	SOFRRATE + 1.034%	1.7940	02/13/32	855,523
800,000	Morgan Stanley(b)	SOFRRATE + 1.020%	1.9280	04/28/32	685,800
1,100,000	Morgan Stanley(b)	SOFRRATE + 1.178%	2.2390	07/21/32	953,463
700,000	Morgan Stanley(b)	SOFRRATE + 1.200%	2.5110	10/20/32	612,852
800,000	Morgan Stanley(b)	SOFRRATE + 1.290%	2.9430	01/21/33	715,104
600,000	Morgan Stanley(b)	SOFRRATE + 2.076%	4.8890	07/20/33	600,783
1,000,000	Morgan Stanley(b)	SOFRRATE + 2.560%	6.3420	10/18/33	1,084,180
1,000,000	Morgan Stanley(b)	SOFRRATE + 1.870%	5.2500	04/21/34	1,016,543
800,000	Morgan Stanley(b)	SOFRRATE + 1.880%	5.4240	07/21/34	819,892
900,000	Morgan Stanley(b)	SOFRRATE + 2.050%	6.6270	11/01/34	993,278
700,000	Morgan Stanley(b)	SOFRRATE + 1.730%	5.4660	01/18/35	717,331
1,000,000	Morgan Stanley(b)	SOFRRATE + 1.580%	5.8310	04/19/35	1,049,030

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 5.0% (Continued)
1,000,000	Morgan Stanley(b)	SOFRRATE + 1.555%	5.3200	07/19/35	$1,012,831
900,000	Morgan Stanley(b)	SOFRRATE + 1.418%	5.5870	01/18/36	924,058
600,000	Morgan Stanley(b)	SOFRRATE + 1.757%	5.6640	04/17/36	619,403
700,000	Morgan Stanley(b)	US0003M + 1.455%	3.9710	07/22/38	613,313
800,000	Morgan Stanley		6.3750	07/24/42	878,695
800,000	Morgan Stanley		4.3750	01/22/47	683,234
700,000	Morgan Stanley(b)	SOFRRATE + 4.840%	5.5970	03/24/51	692,379
900,000	Morgan Stanley(b)	SOFRRATE + 1.430%	2.8020	01/25/52	558,467
900,000	Morgan Stanley(b)	SOFRRATE + 1.710%	5.5160	11/19/55	883,557
700,000	Nasdaq, Inc.		5.9500	08/15/53	712,813
300,000	Nomura Holdings, Inc.		2.1720	07/14/28	280,144
1,100,000	Nomura Holdings, Inc.		2.6790	07/16/30	994,505
1,000,000	Nomura Holdings, Inc.		2.9990	01/22/32	889,824
700,000	Northern Trust Corporation		1.9500	05/01/30	628,946
800,000	State Street Corporation		4.8340	04/24/30	812,752
					59,709,758
	INSURANCE — 1.9%
1,100,000	American International Group, Inc.		5.1250	03/27/33	1,114,146
1,000,000	Aon Corporation		3.7500	05/02/29	976,443
700,000	Aon North America, Inc.		5.4500	03/01/34	716,592
800,000	Aon North America, Inc.		5.7500	03/01/54	780,487
700,000	Arthur J Gallagher & Company		5.1500	02/15/35	696,419
700,000	Arthur J Gallagher & Company		5.5500	02/15/55	661,973
900,000	Berkshire Hathaway Finance Corporation		4.2000	08/15/48	747,908
800,000	Berkshire Hathaway Finance Corporation		4.2500	01/15/49	667,680
1,000,000	Berkshire Hathaway Finance Corporation		2.8500	10/15/50	636,857
1,000,000	Berkshire Hathaway Finance Corporation		3.8500	03/15/52	763,986
600,000	Berkshire Hathaway, Inc.		4.5000	02/11/43	557,534
600,000	Chubb Corporation		6.0000	05/11/37	645,661
900,000	Chubb INA Holdings, Inc.		4.3500	11/03/45	772,991
800,000	Chubb INA Holdings, LLC B		5.0000	03/15/34	809,369

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	INSURANCE — 1.9% (Continued)
800,000	Corebridge Financial, Inc.		3.9000	04/05/32	$752,324
700,000	Corebridge Financial, Inc.		4.4000	04/05/52	561,177
1,400,000	Equitable Holdings, Inc.		4.3500	04/20/28	1,394,565
700,000	Marsh & McLennan Companies, Inc.		4.8500	11/15/31	708,249
900,000	Marsh & McLennan Companies, Inc.		5.0000	03/15/35	898,787
800,000	Marsh & McLennan Companies, Inc.		4.9000	03/15/49	717,223
700,000	Marsh & McLennan Companies, Inc.		5.4000	03/15/55	668,988
700,000	MetLife, Inc.		5.7000	06/15/35	736,453
1,000,000	MetLife, Inc.		4.8750	11/13/43	913,958
600,000	MetLife, Inc.		5.0000	07/15/52	541,092
500,000	MetLife, Inc.		5.2500	01/15/54	469,479
800,000	Prudential Financial, Inc.		5.2000	03/14/35	806,246
1,000,000	Prudential Financial, Inc.		3.9350	12/07/49	762,671
800,000	Prudential Financial, Inc.		3.7000	03/13/51	585,329
600,000	Travelers Companies, Inc.		6.2500	06/15/37	658,549
800,000	Willis North America, Inc.		5.3500	05/15/33	816,419
					22,539,555
	INTERNET MEDIA & SERVICES — 1.0%
1,700,000	Alphabet, Inc.		1.1000	08/15/30	1,465,929
1,400,000	Alphabet, Inc.		1.9000	08/15/40	931,636
700,000	Booking Holdings, Inc.		4.6250	04/13/30	705,517
600,000	Expedia Group, Inc.		5.4000	02/15/35	604,619
500,000	Meta Platforms, Inc.		4.9500	05/15/33	509,600
700,000	Meta Platforms, Inc.		4.7500	08/15/34	698,224
900,000	Meta Platforms, Inc.		4.4500	08/15/52	757,776
800,000	Meta Platforms, Inc.		5.6000	05/15/53	794,059
1,000,000	Meta Platforms, Inc.		5.4000	08/15/54	967,075
600,000	Meta Platforms, Inc.		4.6500	08/15/62	504,188
600,000	Meta Platforms, Inc.		5.7500	05/15/63	604,054
1,000,000	Meta Platforms, Inc.		5.5500	08/15/64	971,564
800,000	Netflix, Inc.		5.8750	11/15/28	838,992
400,000	Netflix, Inc.		6.3750	05/15/29	428,735
500,000	Netflix, Inc.		5.4000	08/15/54	490,304
600,000	Uber Technologies, Inc.		4.8000	09/15/34	589,972

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	INTERNET MEDIA & SERVICES — 1.0% (Continued)
500,000	Uber Technologies, Inc.		5.3500	09/15/54	$467,903
					12,330,147
	LEISURE FACILITIES & SERVICES — 0.7%
500,000	Marriott International, Inc.		4.6250	06/15/30	499,362
700,000	Marriott International, Inc.		2.8500	04/15/31	634,651
600,000	Marriott International, Inc.		5.3500	03/15/35	602,540
600,000	Marriott International, Inc.		5.5000	04/15/37	599,279
400,000	McDonald’s Corporation		3.6000	07/01/30	385,934
700,000	McDonald’s Corporation		4.7000	12/09/35	681,000
700,000	McDonald’s Corporation		4.8750	12/09/45	629,980
700,000	McDonald’s Corporation		4.4500	03/01/47	587,688
1,000,000	McDonald’s Corporation		3.6250	09/01/49	726,894
600,000	McDonald’s Corporation		5.1500	09/09/52	550,390
600,000	Sands China Ltd.		5.9000	08/08/28	607,903
800,000	Starbucks Corporation		2.2500	03/12/30	724,280
700,000	Starbucks Corporation		2.5500	11/15/30	633,043
1,000,000	Starbucks Corporation		3.5000	11/15/50	691,165
					8,554,109
	MACHINERY — 0.7%
800,000	Caterpillar, Inc.		3.8030	08/15/42	655,816
900,000	Caterpillar, Inc.		3.2500	09/19/49	628,805
500,000	Deere & Company		5.7000	01/19/55	513,806
1,100,000	Eaton Corporation		4.1500	03/15/33	1,067,537
1,100,000	Ingersoll Rand, Inc.		5.1760	06/15/29	1,125,961
600,000	John Deere Capital Corporation		4.8500	06/11/29	611,992
700,000	John Deere Capital Corporation		4.4000	09/08/31	696,824
900,000	John Deere Capital Corporation		5.0500	06/12/34	915,233
500,000	Regal Rexnord Corporation		6.4000	04/15/33	528,850
800,000	Stanley Black & Decker, Inc.		2.3000	03/15/30	714,785
600,000	Trane Technologies Luxembourg Finance S.A.		3.8000	03/21/29	588,866
					8,048,475
	MEDICAL EQUIPMENT & DEVICES — 1.3%
600,000	Abbott Laboratories		4.7500	11/30/36	591,147
1,100,000	Abbott Laboratories		4.9000	11/30/46	1,028,321

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 1.3% (Continued)
700,000	Agilent Technologies, Inc.		2.3000	03/12/31	$618,629
900,000	Baxter International, Inc.		2.2720	12/01/28	837,080
1,000,000	Becton Dickinson & Company		2.8230	05/20/30	924,217
1,100,000	Becton Dickinson & Company		1.9570	02/11/31	954,093
800,000	Danaher Corporation		2.8000	12/10/51	498,058
1,200,000	DH Europe Finance II Sarl		2.6000	11/15/29	1,117,681
500,000	GE HealthCare Technologies, Inc.		5.8570	03/15/30	526,016
600,000	GE HealthCare Technologies, Inc.		5.9050	11/22/32	637,694
500,000	GE HealthCare Technologies, Inc.		6.3770	11/22/52	538,338
500,000	Medtronic Global Holdings SCA		4.5000	03/30/33	493,509
600,000	Solventum Corporation		5.4000	03/01/29	617,386
500,000	Solventum Corporation		5.4500	03/13/31	517,878
700,000	Solventum Corporation		5.6000	03/23/34	718,243
500,000	Solventum Corporation		5.9000	04/30/54	496,686
700,000	Stryker Corporation B		1.9500	06/15/30	622,988
500,000	Stryker Corporation		5.2000	02/10/35	508,330
700,000	Stryker Corporation		4.6250	03/15/46	618,361
800,000	Thermo Fisher Scientific, Inc.		2.6000	10/01/29	749,470
800,000	Thermo Fisher Scientific, Inc.		4.9770	08/10/30	821,063
900,000	Thermo Fisher Scientific, Inc.		5.0860	08/10/33	920,225
600,000	Zimmer Biomet Holdings, Inc.		2.6000	11/24/31	530,256
					15,885,669
	METALS & MINING — 0.8%
700,000	Barrick North America Finance, LLC		5.7500	05/01/43	704,679
700,000	BHP Billiton Finance USA Ltd.		5.0000	02/21/30	716,951
800,000	BHP Billiton Finance USA Ltd.		5.2500	09/08/33	820,011
800,000	BHP Billiton Finance USA Ltd.		5.3000	02/21/35	817,432
1,300,000	BHP Billiton Finance USA Ltd.		5.0000	09/30/43	1,230,167
600,000	Freeport-McMoRan, Inc.		5.4500	03/15/43	567,076
1,500,000	Newmont Corporation		2.2500	10/01/30	1,360,036
700,000	Rio Tinto Finance USA Ltd.		7.1250	07/15/28	754,295
800,000	Rio Tinto Finance USA plc		4.8750	03/14/30	812,262
900,000	Rio Tinto Finance USA plc		5.2500	03/14/35	914,030
1,000,000	Rio Tinto Finance USA plc		5.7500	03/14/55	1,002,537

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	METALS & MINING — 0.8% (Continued)
					$9,699,476
	OIL & GAS PRODUCERS — 6.8%
1,000,000	BP Capital Markets America, Inc.		3.6330	04/06/30	968,149
600,000	BP Capital Markets America, Inc.		2.7210	01/12/32	534,529
800,000	BP Capital Markets America, Inc.		4.8120	02/13/33	797,804
800,000	BP Capital Markets America, Inc.		5.2270	11/17/34	810,097
800,000	BP Capital Markets America, Inc.		3.0600	06/17/41	590,736
700,000	BP Capital Markets America, Inc.		3.0000	02/24/50	447,251
900,000	BP Capital Markets America, Inc.		2.7720	11/10/50	545,373
900,000	BP Capital Markets America, Inc.		2.9390	06/04/51	559,414
800,000	BP Capital Markets America, Inc.		3.3790	02/08/61	515,304
600,000	Canadian Natural Resources Ltd.(a)		5.0000	12/15/29	604,069
600,000	Canadian Natural Resources Ltd.		6.2500	03/15/38	619,754
600,000	Cheniere Corpus Christi Holdings, LLC		3.7000	11/15/29	576,945
500,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	494,740
700,000	Cheniere Energy Partners, L.P.		5.9500	06/30/33	731,127
500,000	Cheniere Energy Partners, L.P.		5.7500	08/15/34	512,764
900,000	Cheniere Energy, Inc.		4.6250	10/15/28	895,555
500,000	Cheniere Energy, Inc.		5.6500	04/15/34	508,828
700,000	Chevron USA, Inc.		4.9800	04/15/35	705,495
700,000	ConocoPhillips Company		5.0500	09/15/33	711,923
700,000	ConocoPhillips Company		3.8000	03/15/52	507,414
600,000	ConocoPhillips Company		5.5000	01/15/55	567,915
700,000	Devon Energy Corporation		5.2000	09/15/34	680,253
800,000	Devon Energy Corporation		4.7500	05/15/42	671,733
800,000	Diamondback Energy, Inc.		3.1250	03/24/31	732,093
900,000	Diamondback Energy, Inc.		5.5500	04/01/35	906,748
700,000	Diamondback Energy, Inc.		5.7500	04/18/54	651,164
600,000	Enbridge, Inc.		6.0000	11/15/28	628,115
500,000	Enbridge, Inc.		3.1250	11/15/29	471,701
400,000	Enbridge, Inc.		6.2000	11/15/30	426,242
800,000	Enbridge, Inc.		5.7000	03/08/33	829,243
500,000	Enbridge, Inc.		5.6250	04/05/34	512,016
800,000	Enbridge, Inc.		3.4000	08/01/51	529,468

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	OIL & GAS PRODUCERS — 6.8% (Continued)
600,000	Enbridge, Inc.		6.7000	11/15/53	$648,916
800,000	Energy Transfer Operating, L.P.		4.9500	06/15/28	808,419
500,000	Energy Transfer, L.P.		5.2500	04/15/29	510,193
500,000	Energy Transfer, L.P.		6.4000	12/01/30	536,675
600,000	Energy Transfer, L.P.		6.5500	12/01/33	648,403
600,000	Energy Transfer, L.P.		5.6000	09/01/34	607,070
700,000	Energy Transfer, L.P.		6.1250	12/15/45	691,491
600,000	Energy Transfer, L.P.		6.0000	06/15/48	575,109
700,000	Energy Transfer, L.P.		6.2500	04/15/49	691,509
800,000	Energy Transfer, L.P.		5.0000	05/15/50	669,952
600,000	Energy Transfer, L.P.		5.9500	05/15/54	567,988
500,000	Energy Transfer, L.P.		6.0500	09/01/54	480,602
700,000	Enterprise Products Operating, LLC		2.8000	01/31/30	653,789
600,000	Enterprise Products Operating, LLC		5.3500	01/31/33	619,840
700,000	Enterprise Products Operating, LLC		4.9500	02/15/35	694,298
900,000	Enterprise Products Operating, LLC		4.8500	03/15/44	808,077
900,000	Enterprise Products Operating, LLC		5.1000	02/15/45	833,932
1,100,000	Enterprise Products Operating, LLC		4.2500	02/15/48	887,488
800,000	Enterprise Products Operating, LLC		3.2000	02/15/52	523,994
700,000	Enterprise Products Operating, LLC		3.3000	02/15/53	461,664
700,000	Enterprise Products Operating, LLC		5.5500	02/16/55	671,861
600,000	EOG Resources, Inc.		5.6500	12/01/54	585,554
500,000	Expand Energy Corporation		5.7000	01/15/35	506,801
800,000	Exxon Mobil Corporation		4.2270	03/19/40	710,621
1,200,000	Exxon Mobil Corporation		4.1140	03/01/46	980,137
700,000	Exxon Mobil Corporation		3.0950	08/16/49	467,151
900,000	Exxon Mobil Corporation		4.3270	03/19/50	743,818
1,000,000	Exxon Mobil Corporation		3.4520	04/15/51	707,524
700,000	Hess Corporation		5.6000	02/15/41	709,690
500,000	Kinder Morgan Energy Partners, L.P.		6.9500	01/15/38	550,611
700,000	Kinder Morgan, Inc.		5.0000	02/01/29	709,391
800,000	Kinder Morgan, Inc.		5.2000	06/01/33	803,799
600,000	Kinder Morgan, Inc.		5.4000	02/01/34	606,406
800,000	Kinder Morgan, Inc.		5.5500	06/01/45	752,069

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	OIL & GAS PRODUCERS — 6.8% (Continued)
800,000	Kinder Morgan, Inc.		5.2000	03/01/48	$716,316
800,000	Marathon Petroleum Corporation		5.1500	03/01/30	815,019
700,000	Marathon Petroleum Corporation		6.5000	03/01/41	731,005
600,000	MPLX, L.P.		5.5000	06/01/34	601,174
500,000	MPLX, L.P.		5.4000	04/01/35	494,765
700,000	MPLX, L.P.		4.7000	04/15/48	566,284
700,000	MPLX, L.P.		5.5000	02/15/49	633,860
800,000	MPLX, L.P.		4.9500	03/14/52	661,590
800,000	Occidental Petroleum Corporation		5.2000	08/01/29	803,092
800,000	Occidental Petroleum Corporation		8.8750	07/15/30	912,494
400,000	Occidental Petroleum Corporation		7.5000	05/01/31	440,149
500,000	Occidental Petroleum Corporation		5.3750	01/01/32	496,169
500,000	Occidental Petroleum Corporation		6.4500	09/15/36	509,574
500,000	Occidental Petroleum Corporation		6.6000	03/15/46	494,428
700,000	ONEOK, Inc.		5.6500	11/01/28	722,191
600,000	ONEOK, Inc.		4.7500	10/15/31	594,454
700,000	ONEOK, Inc.		6.0500	09/01/33	734,978
700,000	ONEOK, Inc.		5.0500	11/01/34	680,866
700,000	ONEOK, Inc.		5.7000	11/01/54	644,410
700,000	Phillips 66		5.8750	05/01/42	696,480
900,000	Phillips 66		4.8750	11/15/44	780,856
600,000	Phillips 66 Company		5.2500	06/15/31	615,810
500,000	Plains All American Pipeline, L.P. / PAA Finance		3.8000	09/15/30	476,738
900,000	Sabine Pass Liquefaction, LLC		4.5000	05/15/30	895,973
1,000,000	Shell Finance US, Inc.		4.3750	05/11/45	843,363
800,000	Shell Finance US, Inc.		4.0000	05/10/46	635,772
900,000	Shell Finance US, Inc.		3.2500	04/06/50	614,497
1,000,000	Shell International Finance BV		3.8750	11/13/28	990,868
1,000,000	Shell International Finance BV		6.3750	12/15/38	1,104,794
700,000	Shell International Finance BV		5.5000	03/25/40	706,449
600,000	Southwestern Energy Company		5.3750	03/15/30	601,364
500,000	Suncor Energy, Inc.		6.8500	06/01/39	540,474
700,000	Sunoco Logistics Partners Operations, L.P.		5.4000	10/01/47	624,691
600,000	Targa Resources Corporation		5.5500	08/15/35	601,810

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	OIL & GAS PRODUCERS — 6.8% (Continued)
400,000	Targa Resources Corporation		6.5000	02/15/53	$409,378
500,000	Targa Resources Corporation		6.1250	05/15/55	489,062
800,000	Targa Resources Partners, L.P. / Targa Resources		5.5000	03/01/30	812,331
900,000	TotalEnergies Capital International S.A.		2.8290	01/10/30	850,429
1,600,000	TotalEnergies Capital International S.A.		3.1270	05/29/50	1,058,250
600,000	TotalEnergies Capital S.A.		5.1500	04/05/34	614,274
900,000	TotalEnergies Capital S.A.		5.4880	04/05/54	863,521
800,000	TotalEnergies Capital S.A.		5.6380	04/05/64	769,180
1,100,000	TransCanada PipeLines Ltd.		4.1000	04/15/30	1,072,008
600,000	TransCanada PipeLines Ltd.		4.6250	03/01/34	573,600
900,000	TransCanada PipeLines Ltd.		6.2000	10/15/37	940,928
800,000	Valero Energy Corporation		3.6500	12/01/51	536,934
700,000	Western Midstream Operating, L.P.		4.0500	02/01/30	672,513
800,000	Western Midstream Operating, L.P.		5.4500	11/15/34	784,755
700,000	Williams Companies, Inc.		5.3000	08/15/28	716,672
900,000	Williams Companies, Inc.		2.6000	03/15/31	804,873
800,000	Williams Companies, Inc.		5.6000	03/15/35	818,157
700,000	Williams Companies, Inc.		5.1000	09/15/45	632,562
700,000	Williams Companies, Inc.		5.3000	08/15/52	637,180
700,000	Woodside Finance Ltd.		5.1000	09/12/34	679,560
					80,387,728
	OIL & GAS SERVICES & EQUIPMENT — 0.2%
500,000	Halliburton Company		4.8500	11/15/35	480,899
600,000	Halliburton Company		7.4500	09/15/39	695,187
900,000	Halliburton Company		5.0000	11/15/45	790,677
					1,966,763
	REAL ESTATE INVESTMENT TRUSTS — 1.6%
1,000,000	Alexandria Real Estate Equities, Inc.		1.8750	02/01/33	804,489
800,000	Alexandria Real Estate Equities, Inc.		3.5500	03/15/52	541,987
700,000	American Tower Corporation		5.8000	11/15/28	726,817
600,000	American Tower Corporation		2.1000	06/15/30	532,914
600,000	American Tower Corporation		1.8750	10/15/30	520,984
500,000	American Tower Corporation		5.5500	07/15/33	515,692
500,000	American Tower Corporation		5.9000	11/15/33	527,411

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 1.6% (Continued)
800,000	Boston Properties, L.P.		3.2500	01/30/31	$734,135
500,000	Boston Properties, L.P.		6.5000	01/15/34	535,465
700,000	Boston Properties, L.P.		5.7500	01/15/35	704,478
700,000	Brixmor Operating Partnership, L.P.		4.0500	07/01/30	678,360
700,000	Crown Castle, Inc.		2.2500	01/15/31	611,808
800,000	Crown Castle, Inc.		2.1000	04/01/31	688,504
700,000	Crown Castle, Inc.		5.8000	03/01/34	727,064
800,000	Equinix, Inc.		2.1500	07/15/30	711,838
800,000	Equinix, Inc.		2.5000	05/15/31	709,323
500,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.6250	09/15/34	499,854
600,000	Healthcare Realty Holdings, L.P.		2.0000	03/15/31	512,493
600,000	Healthpeak OP, LLC		5.2500	12/15/32	609,892
500,000	Host Hotels & Resorts, L.P.		3.5000	09/15/30	463,672
600,000	Prologis, L.P.		5.1250	01/15/34	606,808
600,000	Prologis, L.P.		5.0000	03/15/34	600,213
700,000	Prologis, L.P.		5.2500	03/15/54	655,284
800,000	Realty Income Corporation		5.1250	02/15/34	809,729
700,000	Simon Property Group, L.P.		2.4500	09/13/29	649,772
900,000	Simon Property Group, L.P.		3.2500	09/13/49	607,636
500,000	Ventas Realty, L.P.		4.4000	01/15/29	497,327
500,000	VICI Properties, L.P.		4.9500	02/15/30	502,502
500,000	VICI Properties, L.P.		5.1250	11/15/31	499,650
500,000	VICI Properties, L.P.		5.1250	05/15/32	499,070
800,000	Welltower, Inc.		3.1000	01/15/30	756,061
					19,041,232
	RETAIL - CONSUMER STAPLES — 0.9%
900,000	Costco Wholesale Corporation		1.6000	04/20/30	800,345
900,000	Kroger Company		5.0000	09/15/34	891,268
1,000,000	Kroger Company		5.5000	09/15/54	944,564
600,000	Kroger Company		5.6500	09/15/64	566,945
800,000	Target Corporation		2.3500	02/15/30	736,080
800,000	Target Corporation		5.0000	04/15/35	799,097
800,000	Target Corporation		4.8000	01/15/53	709,334
900,000	Walmart, Inc.		1.5000	09/22/28	831,815

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	RETAIL - CONSUMER STAPLES — 0.9% (Continued)
700,000	Walmart, Inc.		1.8000	09/22/31	$606,639
500,000	Walmart, Inc.		4.1500	09/09/32	491,377
500,000	Walmart, Inc.		4.1000	04/15/33	486,169
900,000	Walmart, Inc.		4.9000	04/28/35	907,644
1,000,000	Walmart, Inc.		2.5000	09/22/41	703,052
1,000,000	Walmart, Inc.		2.6500	09/22/51	619,367
900,000	Walmart, Inc.		4.5000	09/09/52	783,505
					10,877,201
	RETAIL - DISCRETIONARY — 1.1%
700,000	AutoZone, Inc.		4.0000	04/15/30	682,820
800,000	Home Depot, Inc.		3.9000	12/06/28	795,139
900,000	Home Depot, Inc.		2.9500	06/15/29	858,843
700,000	Home Depot, Inc.		2.7000	04/15/30	651,679
700,000	Home Depot, Inc.		1.3750	03/15/31	592,581
700,000	Home Depot, Inc.		1.8750	09/15/31	601,393
500,000	Home Depot, Inc.		4.9500	06/25/34	504,400
900,000	Home Depot, Inc.		5.8750	12/16/36	961,747
600,000	Home Depot, Inc.		5.9500	04/01/41	632,560
900,000	Home Depot, Inc.		4.2500	04/01/46	753,076
900,000	Home Depot, Inc.		3.9000	06/15/47	703,942
900,000	Home Depot, Inc.		3.1250	12/15/49	604,064
1,000,000	Home Depot, Inc.		2.7500	09/15/51	611,043
600,000	Home Depot, Inc.		5.3000	06/25/54	572,544
600,000	Lowe’s Companies, Inc.		3.6500	04/05/29	584,447
700,000	Lowe’s Companies, Inc.		1.7000	10/15/30	606,829
700,000	Lowe’s Companies, Inc.		2.8000	09/15/41	486,307
1,200,000	Lowe’s Companies, Inc.		3.0000	10/15/50	745,570
700,000	Lowe’s Companies, Inc.		4.2500	04/01/52	543,641
500,000	Lowe’s Companies, Inc.		5.6250	04/15/53	478,491
					12,971,116
	SEMICONDUCTORS — 2.6%
1,200,000	Analog Devices, Inc.		2.1000	10/01/31	1,046,380
800,000	Applied Materials, Inc.		2.7500	06/01/50	502,672
500,000	Broadcom, Inc.		5.0500	07/12/29	510,412

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	SEMICONDUCTORS — 2.6% (Continued)
500,000	Broadcom, Inc.		4.3500	02/15/30	$496,668
600,000	Broadcom, Inc.		5.0500	04/15/30	613,577
1,400,000	Broadcom, Inc.(a)		2.4500	02/15/31	1,249,318
700,000	Broadcom, Inc.(a)		4.1500	04/15/32	673,002
700,000	Broadcom, Inc.		5.2000	04/15/32	717,410
700,000	Broadcom, Inc.(a)		3.4190	04/15/33	633,477
1,000,000	Broadcom, Inc.(a)		3.4690	04/15/34	889,522
600,000	Broadcom, Inc.		4.8000	10/15/34	589,351
1,100,000	Broadcom, Inc.(a)		3.1370	11/15/35	924,000
1,000,000	Broadcom, Inc.(a)		3.1870	11/15/36	825,758
800,000	Broadcom, Inc.(a)		4.9260	05/15/37	773,298
800,000	Broadcom, Inc.(a)		3.7500	02/15/51	599,841
600,000	Intel Corporation		1.6000	08/12/28	550,189
500,000	Intel Corporation		5.1250	02/10/30	507,384
600,000	Intel Corporation		3.9000	03/25/30	577,491
700,000	Intel Corporation		2.0000	08/12/31	595,414
1,100,000	Intel Corporation		5.2000	02/10/33	1,100,323
900,000	Intel Corporation		4.1000	05/19/46	658,533
1,100,000	Intel Corporation		3.7340	12/08/47	753,601
1,100,000	Intel Corporation		3.2500	11/15/49	674,009
900,000	Intel Corporation		4.7500	03/25/50	714,108
800,000	Intel Corporation		5.7000	02/10/53	721,302
600,000	Intel Corporation		5.9000	02/10/63	545,818
700,000	KLA Corporation		4.9500	07/15/52	636,415
500,000	KLA Corporation		5.2500	07/15/62	467,921
1,300,000	Lam Research Corporation		1.9000	06/15/30	1,158,517
800,000	Microchip Technology, Inc.		5.0500	03/15/29	809,093
1,500,000	Micron Technology, Inc.		5.8750	09/15/33	1,564,888
1,000,000	NVIDIA Corporation		2.8500	04/01/30	944,905
1,000,000	NVIDIA Corporation		3.5000	04/01/50	750,029
800,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		3.4000	05/01/30	756,736
700,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		2.5000	05/11/31	618,167
900,000	QUALCOMM, Inc.		1.6500	05/20/32	748,673
1,100,000	QUALCOMM, Inc.		4.8000	05/20/45	1,001,238

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	SEMICONDUCTORS — 2.6% (Continued)
1,000,000	QUALCOMM, Inc.		4.5000	05/20/52	$843,251
1,100,000	Texas Instruments, Inc.		4.1500	05/15/48	899,251
800,000	Texas Instruments, Inc.		5.0500	05/18/63	726,039
					30,367,981
	SOFTWARE — 2.6%
900,000	Adobe, Inc.		2.3000	02/01/30	827,586
500,000	Autodesk, Inc.		2.4000	12/15/31	437,011
3,000,000	Microsoft Corporation		2.5250	06/01/50	1,848,927
1,100,000	Microsoft Corporation		2.5000	09/15/50	665,408
2,300,000	Microsoft Corporation		2.9210	03/17/52	1,519,912
2,000,000	Microsoft Corporation		3.0410	03/17/62	1,270,252
700,000	Oracle Corporation		6.1500	11/09/29	742,526
1,100,000	Oracle Corporation		2.9500	04/01/30	1,023,864
900,000	Oracle Corporation		2.8750	03/25/31	816,231
400,000	Oracle Corporation		5.2500	02/03/32	408,323
900,000	Oracle Corporation		6.2500	11/09/32	969,554
700,000	Oracle Corporation		4.3000	07/08/34	659,355
600,000	Oracle Corporation		4.7000	09/27/34	576,886
600,000	Oracle Corporation		3.9000	05/15/35	538,168
500,000	Oracle Corporation		5.5000	08/03/35	507,296
900,000	Oracle Corporation		3.8000	11/15/37	764,003
600,000	Oracle Corporation		6.5000	04/15/38	646,626
1,100,000	Oracle Corporation		3.6000	04/01/40	868,141
800,000	Oracle Corporation		5.3750	07/15/40	770,316
700,000	Oracle Corporation		3.6500	03/25/41	548,039
900,000	Oracle Corporation		4.1250	05/15/45	708,579
1,100,000	Oracle Corporation		4.0000	07/15/46	841,680
900,000	Oracle Corporation		4.0000	11/15/47	682,729
1,900,000	Oracle Corporation		3.6000	04/01/50	1,308,051
1,300,000	Oracle Corporation		3.9500	03/25/51	945,250
700,000	Oracle Corporation		5.5500	02/06/53	648,192
700,000	Oracle Corporation		4.3750	05/15/55	538,670
500,000	Oracle Corporation		6.0000	08/03/55	490,900
1,600,000	Oracle Corporation		3.8500	04/01/60	1,081,235

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	SOFTWARE — 2.6% (Continued)
1,200,000	Roper Technologies, Inc.		4.2000	09/15/28	$1,190,876
700,000	Salesforce, Inc.		1.9500	07/15/31	611,585
800,000	Salesforce, Inc.		2.7000	07/15/41	573,139
1,000,000	Salesforce, Inc.		2.9000	07/15/51	637,209
700,000	Synopsys, Inc.		4.8500	04/01/30	708,004
600,000	Synopsys, Inc.		5.0000	04/01/32	606,163
800,000	Synopsys, Inc.		5.1500	04/01/35	803,245
600,000	Synopsys, Inc.		5.7000	04/01/55	592,972
500,000	VMware, LLC		4.7000	05/15/30	500,509
600,000	VMware, LLC		2.2000	08/15/31	519,393
600,000	Workday, Inc.		3.8000	04/01/32	563,933
					30,960,738
	SPECIALTY FINANCE — 0.4%
200,000	AerCap Ireland Capital DAC / AerCap Global		5.7500	06/06/28	206,114
900,000	AerCap Ireland Capital DAC / AerCap Global		3.0000	10/29/28	856,571
600,000	AerCap Ireland Capital DAC / AerCap Global		6.1500	09/30/30	637,957
1,400,000	AerCap Ireland Capital DAC / AerCap Global		3.3000	01/30/32	1,267,197
900,000	AerCap Ireland Capital DAC / AerCap Global		4.9500	09/10/34	878,251
900,000	Air Lease Corporation		2.8750	01/15/32	798,154
					4,644,244
	TECHNOLOGY HARDWARE — 2.2%
1,000,000	Apple, Inc.		1.4000	08/05/28	924,695
400,000	Apple, Inc.		3.2500	08/08/29	387,221
1,100,000	Apple, Inc.		1.6500	05/11/30	977,908
700,000	Apple, Inc.		1.2500	08/20/30	606,583
1,100,000	Apple, Inc.		1.6500	02/08/31	957,633
700,000	Apple, Inc.		3.3500	08/08/32	657,633
1,100,000	Apple, Inc.		3.8500	05/04/43	917,300
600,000	Apple, Inc.		4.4500	05/06/44	547,867
1,100,000	Apple, Inc.		3.4500	02/09/45	844,723
800,000	Apple, Inc.		4.3750	05/13/45	705,269
1,300,000	Apple, Inc.		4.6500	02/23/46	1,183,813
900,000	Apple, Inc.		3.8500	08/04/46	726,265
900,000	Apple, Inc.		3.7500	09/12/47	706,734

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	TECHNOLOGY HARDWARE — 2.2% (Continued)
800,000	Apple, Inc.		2.9500	09/11/49	$535,028
1,000,000	Apple, Inc.		2.6500	05/11/50	623,033
1,100,000	Apple, Inc.		2.6500	02/08/51	679,771
1,000,000	Apple, Inc.		2.7000	08/05/51	623,336
700,000	Apple, Inc.		3.9500	08/08/52	555,278
800,000	Apple, Inc.		4.1000	08/08/62	631,417
500,000	CDW, LLC / CDW Finance Corporation		3.5690	12/01/31	461,019
800,000	Cisco Systems, Inc.		4.9500	02/26/31	819,438
900,000	Cisco Systems, Inc.		5.0500	02/26/34	916,969
700,000	Cisco Systems, Inc.		5.9000	02/15/39	748,572
800,000	Cisco Systems, Inc.		5.5000	01/15/40	819,437
1,100,000	Cisco Systems, Inc.		5.3000	02/26/54	1,062,238
700,000	Corning, Inc.		4.3750	11/15/57	561,066
500,000	Dell International, LLC / EMC Corporation		5.3000	10/01/29	513,420
500,000	Dell International, LLC / EMC Corporation		5.0000	04/01/30	507,386
500,000	Dell International, LLC / EMC Corporation		5.7500	02/01/33	524,938
500,000	Dell International, LLC / EMC Corporation		5.4000	04/15/34	510,094
500,000	Dell International, LLC / EMC Corporation		5.5000	04/01/35	505,675
700,000	Hewlett Packard Enterprise Company		4.5500	10/15/29	696,076
1,000,000	Hewlett Packard Enterprise Company		5.0000	10/15/34	970,590
600,000	Hewlett Packard Enterprise Company		5.6000	10/15/54	553,116
800,000	HP, Inc.		2.6500	06/17/31	707,556
500,000	Motorola Solutions, Inc.		4.6000	05/23/29	501,613
800,000	Motorola Solutions, Inc.		2.3000	11/15/30	710,881
					25,881,591
	TECHNOLOGY SERVICES — 1.8%
700,000	Accenture Capital, Inc.		4.5000	10/04/34	678,421
700,000	Automatic Data Processing, Inc.		4.4500	09/09/34	683,484
600,000	Broadridge Financial Solutions, Inc.		2.6000	05/01/31	531,754
1,100,000	Fiserv, Inc.		3.5000	07/01/29	1,055,686
600,000	Fiserv, Inc.		5.6000	03/02/33	616,867
600,000	Fiserv, Inc.		5.1500	08/12/34	596,363
800,000	Fiserv, Inc.		4.4000	07/01/49	639,948
1,100,000	Global Payments, Inc.		2.9000	05/15/30	1,004,110

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	TECHNOLOGY SERVICES — 1.8% (Continued)
600,000	IBM International Capital Pte Ltd.		5.2500	02/05/44	$573,587
500,000	IBM International Capital Pte Ltd.		5.3000	02/05/54	464,927
600,000	International Business Machines Corporation		3.5000	05/15/29	581,694
500,000	International Business Machines Corporation		4.8000	02/10/30	507,132
800,000	International Business Machines Corporation		1.9500	05/15/30	712,685
600,000	International Business Machines Corporation		4.4000	07/27/32	588,801
800,000	International Business Machines Corporation		4.1500	05/15/39	701,020
700,000	International Business Machines Corporation		4.0000	06/20/42	577,498
1,200,000	International Business Machines Corporation		4.2500	05/15/49	964,067
600,000	Leidos, Inc.		4.3750	05/15/30	589,066
700,000	Mastercard, Inc.		3.3500	03/26/30	672,706
500,000	Mastercard, Inc.		4.8750	05/09/34	503,777
600,000	Mastercard, Inc.		4.5500	01/15/35	586,458
900,000	Mastercard, Inc.		3.8500	03/26/50	701,343
600,000	Paychex, Inc.		5.1000	04/15/30	612,991
800,000	PayPal Holdings, Inc.		5.1500	06/01/34	810,297
600,000	RELX Capital, Inc.		4.0000	03/18/29	594,177
800,000	RELX Capital, Inc.		3.0000	05/22/30	752,040
900,000	S&P Global, Inc.		4.2500	05/01/29	898,448
1,100,000	Visa, Inc.		2.0500	04/15/30	997,693
800,000	Visa, Inc.		4.1500	12/14/35	757,094
1,600,000	Visa, Inc.		4.3000	12/14/45	1,380,699
					21,334,833
	TELECOMMUNICATIONS — 4.6%
2,900,000	AT&T, Inc.		2.7500	06/01/31	2,622,314
2,800,000	AT&T, Inc.		2.5500	12/01/33	2,335,372
1,900,000	AT&T, Inc.		5.4000	02/15/34	1,943,885
3,000,000	AT&T, Inc.		3.5000	09/15/53	2,025,239
3,000,000	AT&T, Inc.		3.5500	09/15/55	2,015,492
2,600,000	AT&T, Inc.		3.8000	12/01/57	1,809,044
3,000,000	AT&T, Inc.		3.6500	09/15/59	1,998,394
900,000	Bell Telephone Company of Canada or Bell Canada		4.4640	04/01/48	725,974
800,000	British Telecommunications plc		9.6250	12/15/30	977,929
1,200,000	Deutsche Telekom International Finance BV		8.7500	06/15/30	1,408,126

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	TELECOMMUNICATIONS — 4.6% (Continued)
1,100,000	Orange S.A.		9.0000	03/01/31	$1,327,697
600,000	Rogers Communications, Inc.		3.8000	03/15/32	559,556
700,000	Rogers Communications, Inc.		5.3000	02/15/34	700,262
1,200,000	Rogers Communications, Inc.		4.5500	03/15/52	974,687
500,000	Sprint Capital Corporation		6.8750	11/15/28	534,522
500,000	Sprint Capital Corporation		8.7500	03/15/32	604,718
900,000	Telefonica Emisiones S.A.		7.0450	06/20/36	997,965
500,000	T-Mobile USA, Inc.		2.6250	02/15/29	470,189
700,000	T-Mobile USA, Inc.		3.3750	04/15/29	672,498
2,200,000	T-Mobile USA, Inc.		3.8750	04/15/30	2,132,457
1,100,000	T-Mobile USA, Inc.		2.5500	02/15/31	982,806
500,000	T-Mobile USA, Inc.		2.8750	02/15/31	454,898
800,000	T-Mobile USA, Inc.		3.5000	04/15/31	750,864
500,000	T-Mobile USA, Inc.		5.1250	05/15/32	507,379
600,000	T-Mobile USA, Inc.		5.2000	01/15/33	608,069
1,000,000	T-Mobile USA, Inc.		5.0500	07/15/33	1,003,873
1,000,000	T-Mobile USA, Inc.		5.3000	05/15/35	1,008,055
700,000	T-Mobile USA, Inc.		4.3750	04/15/40	618,725
1,100,000	T-Mobile USA, Inc.		3.0000	02/15/41	805,233
1,300,000	T-Mobile USA, Inc.		4.5000	04/15/50	1,069,422
1,300,000	T-Mobile USA, Inc.		3.3000	02/15/51	863,521
1,300,000	T-Mobile USA, Inc.		3.4000	10/15/52	868,664
800,000	T-Mobile USA, Inc.		5.6500	01/15/53	772,689
500,000	T-Mobile USA, Inc.		5.7500	01/15/54	489,603
400,000	Verizon Communications, Inc.		3.8750	02/08/29	394,066
1,600,000	Verizon Communications, Inc.		1.7500	01/20/31	1,377,422
1,900,000	Verizon Communications, Inc.		2.3550	03/15/32	1,634,301
800,000	Verizon Communications, Inc.		5.0500	05/09/33	807,679
600,000	Verizon Communications, Inc.		4.7800	02/15/35	581,801
1,200,000	Verizon Communications, Inc.		5.2500	04/02/35	1,203,698
2,233,000	Verizon Communications, Inc.(a)		5.4010	07/02/37	2,229,580
1,500,000	Verizon Communications, Inc.		2.6500	11/20/40	1,051,717
1,700,000	Verizon Communications, Inc.		3.4000	03/22/41	1,312,400
900,000	Verizon Communications, Inc.		4.0000	03/22/50	688,633

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	TELECOMMUNICATIONS — 4.6% (Continued)
1,500,000	Verizon Communications, Inc.		2.8750	11/20/50	$931,688
1,600,000	Verizon Communications, Inc.		3.5500	03/22/51	1,139,872
600,000	Verizon Communications, Inc.		3.8750	03/01/52	446,262
600,000	Verizon Communications, Inc.		5.5000	02/23/54	577,826
2,100,000	Verizon Communications, Inc.		3.7000	03/22/61	1,446,681
800,000	Vodafone Group plc		5.7500	06/28/54	765,383
					54,229,130
	TOBACCO & CANNABIS — 1.5%
1,000,000	Altria Group, Inc.		3.4000	05/06/30	946,085
800,000	Altria Group, Inc.		2.4500	02/04/32	688,992
1,300,000	Altria Group, Inc.		3.4000	02/04/41	965,957
1,000,000	Altria Group, Inc.		4.2500	08/09/42	811,703
1,200,000	Altria Group, Inc.		3.8750	09/16/46	884,172
900,000	Altria Group, Inc.		3.7000	02/04/51	621,837
500,000	BAT Capital Corporation		6.3430	08/02/30	536,138
500,000	BAT Capital Corporation		5.8340	02/20/31	523,761
500,000	BAT Capital Corporation		2.7260	03/25/31	449,194
500,000	BAT Capital Corporation		6.4210	08/02/33	542,443
400,000	BAT Capital Corporation		6.0000	02/20/34	421,524
1,000,000	BAT Capital Corporation		4.3900	08/15/37	894,189
900,000	BAT Capital Corporation		7.0810	08/02/53	1,005,989
600,000	BAT International Finance plc		5.9310	02/02/29	626,888
500,000	Philip Morris International, Inc.		4.6250	11/01/29	502,762
600,000	Philip Morris International, Inc.		5.6250	11/17/29	626,261
800,000	Philip Morris International, Inc.		5.1250	02/15/30	819,213
800,000	Philip Morris International, Inc.		2.1000	05/01/30	717,647
600,000	Philip Morris International, Inc.		4.7500	11/01/31	600,796
600,000	Philip Morris International, Inc.		5.7500	11/17/32	630,215
800,000	Philip Morris International, Inc.		5.3750	02/15/33	821,698
900,000	Philip Morris International, Inc.		5.2500	02/13/34	911,606
1,200,000	Philip Morris International, Inc.		3.8750	08/21/42	970,336
1,000,000	Reynolds American, Inc.		5.8500	08/15/45	970,401
					17,489,807

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.8% (Continued)
	TRANSPORTATION & LOGISTICS — 1.2%
1,200,000	Burlington Northern Santa Fe, LLC		4.4500	03/15/43	$1,050,419
1,300,000	Burlington Northern Santa Fe, LLC		3.9000	08/01/46	1,029,504
900,000	Burlington Northern Santa Fe, LLC		5.2000	04/15/54	842,611
700,000	Burlington Northern Santa Fe, LLC		5.5000	03/15/55	684,585
600,000	Canadian National Railway Company		3.8500	08/05/32	568,702
800,000	Canadian Pacific Railway Company		3.0000	12/02/41	580,247
1,000,000	Canadian Pacific Railway Company		3.1000	12/02/51	654,092
700,000	CSX Corporation		4.2500	03/15/29	697,278
1,100,000	CSX Corporation		3.8000	11/01/46	851,712
900,000	Norfolk Southern Corporation		3.0500	05/15/50	587,138
400,000	Norfolk Southern Corporation		5.3500	08/01/54	381,202
700,000	Union Pacific Corporation		2.4000	02/05/30	643,063
600,000	Union Pacific Corporation		2.8000	02/14/32	539,642
600,000	Union Pacific Corporation		5.1000	02/20/35	606,916
900,000	Union Pacific Corporation		3.2000	05/20/41	685,119
1,200,000	Union Pacific Corporation		3.7990	10/01/51	896,686
600,000	Union Pacific Corporation		2.9500	03/10/52	378,746
1,100,000	Union Pacific Corporation		3.8390	03/20/60	789,697
500,000	United Parcel Service, Inc.		5.1500	05/22/34	509,756
700,000	United Parcel Service, Inc.		5.3000	04/01/50	659,014
600,000	United Parcel Service, Inc.		5.0500	03/03/53	540,552
500,000	United Parcel Service, Inc.		5.5000	05/22/54	480,165
					14,656,846
	TRANSPORTATION EQUIPMENT — 0.0%(c)
500,000	Cummins, Inc.		5.4500	02/20/54	485,157

	WHOLESALE - CONSUMER STAPLES — 0.2%
1,100,000	Archer-Daniels-Midland Company		3.2500	03/27/30	1,045,712
1,000,000	Bunge Ltd. Finance Corporation		2.7500	05/14/31	901,894
1,000,000	Sysco Corporation		3.1500	12/14/51	639,838
					2,587,444

	TOTAL CORPORATE BONDS (Cost $986,487,253)				992,336,961

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 14.0%
	MONEY MARKET FUND - 14.0%
165,998,566	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.15% (Cost $165,998,566)(d)			$165,998,566

	TOTAL INVESTMENTS - 97.8% (Cost $1,152,485,819)			$1,158,335,527
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.2%			25,560,688
	NET ASSETS - 100.0%			$1,183,896,215

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
275	CBOT 10 Year US Treasury Notes	09/22/2025	$30,542,188	$379,039
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	3-Month CME Term SOFR

US0003M	US Treasury 3 Month Bill Money Market Yield

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025 the total market value of 144A securities is $11,554,926 or 1.0% of net assets.

(b)	Variable rate security; the rate shown represents the rate on July 31, 2025.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven-day effective yield as of July 31, 2025.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)
OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)

Reference Entity	Counterparty	Termination Date	Interest Rate Payable	Payment Frequency	Notional Value at July 31, 2025	Value	Upfront Premiums Paid	Unrealized Appreciation

CDX North American High Yield Series 44	GS	6/20/2030	5.00%	Quarterly	$15,000,000	$1,172,960	$567,420	$605,540
CDX North American Investment Grade Series 44	GS	6/20/2030	5.00%	Quarterly	50,000,000	1,141,633	726,593	415,040

TOTAL						$2,314,593	$1,294,013	$1,020,580

GS - Goldman Sachs

(1)	For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

(2)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares					Fair Value
	EXCHANGE-TRADED FUND — 5.6%
	EQUITY - 5.6%
6,300	Vanguard S&P 500 ETF				$3,660,426

	TOTAL EXCHANGE-TRADED FUND (Cost $3,268,201)				3,660,426

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 74.8%
	AEROSPACE & DEFENSE — 3.0%
1,000,000	Boeing Company		2.1960	02/04/26	986,870
1,000,000	Teledyne Technologies, Inc.		1.6000	04/01/26	979,895
					1,966,765
	ASSET MANAGEMENT — 1.5%
1,000,000	Charles Schwab Corporation(a)	SOFRRATE + 0.520%	4.8560	05/13/26	1,000,561

	AUTOMOTIVE — 9.2%
1,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.600%	4.9370	08/14/25	1,000,169
1,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.870%	5.1990	07/09/27	1,003,619
1,000,000	BMW US Capital, LLC(a),(b)	SOFRINDX + 0.780%	5.1260	03/19/27	1,000,938
1,000,000	Hyundai Capital America(a),(b)	SOFRRATE + 0.990%	5.3410	03/25/27	1,001,726
1,000,000	Mercedes-Benz Finance North America, LLC(a),(b)	SOFRRATE + 0.780%	5.1310	04/01/27	1,000,737
1,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 0.830%	5.1760	03/20/26	1,000,966
					6,008,155
	BANKING — 7.6%
970,000	Bank of America Corporation(c)	SOFRRATE + 1.010%	1.1970	10/24/26	962,274
1,000,000	Citibank NA(a)	SOFRRATE + 0.781%	5.1220	05/29/27	1,004,837
1,000,000	Cooperatieve Rabobank UA(a)	SOFRRATE + 0.620%	4.9590	08/28/26	1,003,854
1,000,000	JPMorgan Chase & Company(c)	US0003M + 1.245%	3.9600	01/29/27	997,469
1,000,000	Toronto-Dominion Bank(a)	SOFRRATE + 0.480%	4.8090	10/10/25	1,000,578
					4,969,012

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 74.8% (Continued)
	BEVERAGES — 1.5%
1,000,000	Keurig Dr Pepper, Inc.(a)	SOFRRATE + 0.580%	4.9200	11/15/26	$1,002,557

	BIOTECH & PHARMA — 4.6%
1,000,000	Bayer US Finance II, LLC(b)		4.2500	12/15/25	997,540
1,000,000	GlaxoSmithKline Capital plc(a)	SOFRRATE + 0.500%	4.8410	03/12/27	1,003,851
1,000,000	Royalty Pharma plc		1.2000	09/02/25	996,609
					2,998,000
	CHEMICALS — 2.2%
1,000,000	DuPont de Nemours, Inc.		4.4930	11/15/25	998,944
411,000	International Flavors & Fragrances, Inc.(b)		1.2300	10/01/25	408,230
					1,407,174
	COMMERCIAL SUPPORT SERVICES — 1.5%
1,000,000	Block Financial, LLC		5.2500	10/01/25	1,000,196

	E-COMMERCE DISCRETIONARY — 1.5%
1,000,000	eBay, Inc.		1.4000	05/10/26	976,782

	ELECTRIC UTILITIES — 3.1%
1,000,000	Duke Energy Corporation		0.9000	09/15/25	995,147
1,000,000	Entergy Corporation		0.9000	09/15/25	995,470
					1,990,617
	ELECTRICAL EQUIPMENT — 1.3%
866,000	Fortive Corporation		3.1500	06/15/26	854,256

	FOOD — 3.0%
1,000,000	Conagra Brands, Inc.		4.6000	11/01/25	998,804
1,000,000	Kraft Heinz Foods Company		3.0000	06/01/26	987,076
					1,985,880
	HEALTH CARE FACILITIES & SERVICES — 3.0%
1,000,000	CVS Health Corporation		2.8750	06/01/26	986,086
1,000,000	HCA, Inc.		5.8750	02/15/26	1,000,812
					1,986,898

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 74.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 3.0%
1,000,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 1.075%	5.7980	08/10/26	$1,000,206
1,000,000	Morgan Stanley(c)	SOFRRATE + 0.879%	1.5930	05/04/27	977,502
					1,977,708
	INSURANCE — 1.4%
912,000	Allstate Corporation		0.7500	12/15/25	899,554

	LEISURE FACILITIES & SERVICES — 3.3%
1,177,000	Marriott International, Inc.		3.1250	06/15/26	1,163,121
1,000,000	Royal Caribbean Cruises Ltd.(b)		4.2500	07/01/26	997,132
					2,160,253
	MEDICAL EQUIPMENT & DEVICES — 1.5%
1,000,000	GE HealthCare Technologies, Inc.		5.6000	11/15/25	1,001,773

	OIL & GAS PRODUCERS — 4.6%
1,000,000	MPLX, L.P. B		1.7500	03/01/26	983,262
1,000,000	Plains All American Pipeline, L.P. / PAA Finance		4.6500	10/15/25	999,732
1,000,000	Williams Companies, Inc.		4.0000	09/15/25	998,763
					2,981,757
	REAL ESTATE INVESTMENT TRUSTS — 4.6%
1,000,000	Crown Castle International Corporation		3.7000	06/15/26	991,914
1,000,000	Equinix, Inc.		1.4500	05/15/26	974,633
1,023,000	Weyerhaeuser Company		4.7500	05/15/26	1,024,320
					2,990,867
	RETAIL - DISCRETIONARY — 3.0%
1,000,000	Lowe’s Companies, Inc.		4.8000	04/01/26	1,001,087
1,000,000	Ross Stores, Inc.		0.8750	04/15/26	974,069
					1,975,156
	SOFTWARE — 3.0%
1,000,000	Fortinet, Inc.		1.0000	03/15/26	978,045
1,000,000	Oracle Corporation		1.6500	03/25/26	981,504
					1,959,549
	STEEL — 1.5%
1,000,000	Reliance, Inc.		1.3000	08/15/25	998,658

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 74.8% (Continued)
	TECHNOLOGY HARDWARE — 2.9%
1,000,000	Dell International, LLC / EMC Corporation		6.0200	06/15/26	$1,008,600
881,000	Jabil, Inc.		1.7000	04/15/26	863,596
					1,872,196
	TELECOMMUNICATIONS — 3.0%
1,000,000	Sprint, LLC		7.6250	03/01/26	1,007,617
1,000,000	T-Mobile USA, Inc.		1.5000	02/15/26	983,795
					1,991,412

	TOTAL CORPORATE BONDS (Cost $48,915,672)				48,955,736

Shares
	SHORT-TERM INVESTMENTS — 9.2%
	MONEY MARKET FUND - 9.2%
6,040,340	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.15% (Cost $6,040,340)(d)				6,040,340

	TOTAL INVESTMENTS - 89.6% (Cost $58,224,213)				$58,656,502
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.4%				6,790,669
	NET ASSETS - 100.0%				$65,447,171

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
194	CME E-Mini Standard & Poor’s 500 Index Futures	09/22/2025	$61,830,225	$2,883,895

	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	US Treasury 3 Month Bill Money Market Yield

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025 the total market value of 144A securities is $6,407,269 or 9.8% of net assets.

(c)	Variable rate security; the rate shown represents the rate on July 31, 2025.

(d)	Rate disclosed is the seven-day effective yield as of July 31, 2025.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.8%
	ADVERTISING & MARKETING — 1.5%
1,216,000	Omnicom Group, Inc. / Omnicom Capital, Inc.		3.6000	04/15/26	$1,207,251

	AEROSPACE & DEFENSE — 3.0%
1,000,000	Boeing Company		2.1960	02/04/26	986,869
1,380,000	Teledyne Technologies, Inc.		1.6000	04/01/26	1,352,256
					2,339,125
	ASSET MANAGEMENT — 1.3%
1,000,000	Charles Schwab Corporation(a)	SOFRRATE + 0.520%	4.8560	05/13/26	1,000,561

	AUTOMOTIVE — 12.0%
1,500,000	American Honda Finance Corporation(a)	SOFRRATE + 0.600%	4.9370	08/14/25	1,500,254
1,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.870%	5.1990	07/09/27	1,003,619
1,000,000	BMW US Capital, LLC(a),(b)	SOFRINDX + 0.780%	5.1260	03/19/27	1,000,938
1,000,000	Ford Motor Credit Company, LLC		4.1340	08/04/25	999,910
1,000,000	Ford Motor Credit Company, LLC(a)	SOFRRATE + 1.450%	5.7900	11/05/26	995,909
1,000,000	General Motors Financial Company, Inc.		1.2500	01/08/26	985,341
1,000,000	Hyundai Capital America(a),(b)	SOFRRATE + 0.990%	5.3410	03/25/27	1,001,726
1,000,000	Mercedes-Benz Finance North America, LLC(a),(b)	SOFRRATE + 0.780%	5.1310	04/01/27	1,000,737
1,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 0.830%	5.1760	03/20/26	1,000,966
					9,489,400
	BANKING — 8.8%
970,000	Bank of America Corporation(c)	SOFRRATE + 1.010%	1.1970	10/24/26	962,274
1,000,000	Citibank NA(a)	SOFRINDX + 0.590%	4.9500	04/30/26	1,002,233
1,000,000	Citibank NA(a)	SOFRRATE + 0.781%	5.1220	05/29/27	1,004,837
1,000,000	Cooperatieve Rabobank UA(a)	SOFRRATE + 0.620%	4.9590	08/28/26	1,003,854
1,000,000	JPMorgan Chase & Company(c)	US0003M + 1.245%	3.9600	01/29/27	997,469
1,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.765%	1.4700	09/22/27	966,066
1,000,000	Toronto-Dominion Bank (a)	SOFRRATE + 0.480%	4.8090	10/10/25	1,000,578
					6,937,311

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.8% (Continued)
	BEVERAGES — 1.9%
1,500,000	Keurig Dr Pepper, Inc.(a)	SOFRRATE + 0.580%	4.9200	11/15/26	$1,503,835

	BIOTECH & PHARMA — 3.8%
1,000,000	Bayer US Finance II, LLC(b)		4.2500	12/15/25	997,540
1,000,000	GlaxoSmithKline Capital plc(a)	SOFRRATE + 0.500%	4.8410	03/12/27	1,003,852
1,000,000	Royalty Pharma plc		1.2000	09/02/25	996,608
					2,998,000
	CHEMICALS — 3.0%
2,000,000	DuPont de Nemours, Inc.		4.4930	11/15/25	1,997,889
411,000	International Flavors & Fragrances, Inc.(b)		1.2300	10/01/25	408,230
					2,406,119
	COMMERCIAL SUPPORT SERVICES — 1.3%
1,000,000	Block Financial, LLC		5.2500	10/01/25	1,000,197

	E-COMMERCE DISCRETIONARY — 1.2%
1,000,000	eBay, Inc.		1.4000	05/10/26	976,782

	ELECTRIC UTILITIES — 2.5%
1,000,000	Duke Energy Corporation		0.9000	09/15/25	995,147
1,000,000	Entergy Corporation		0.9000	09/15/25	995,470
					1,990,617
	ELECTRICAL EQUIPMENT — 2.7%
1,000,000	Fortive Corporation		3.1500	06/15/26	986,439
1,139,000	Johnson Controls International plc		3.9000	02/14/26	1,133,836
					2,120,275
	ENTERTAINMENT CONTENT — 2.1%
1,680,000	Take-Two Interactive Software, Inc.		5.0000	03/28/26	1,683,717

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.8% (Continued)
	FOOD — 5.5%
1,000,000	Conagra Brands, Inc.		4.6000	11/01/25	$998,804
1,348,000	Kellogg Company		3.2500	04/01/26	1,338,281
1,052,000	Kraft Heinz Foods Company		3.0000	06/01/26	1,038,404
1,000,000	McCormick & Company, Inc.		3.2500	11/15/25	995,328
					4,370,817
	HEALTH CARE FACILITIES & SERVICES — 4.4%
1,000,000	CVS Health Corporation		2.8750	06/01/26	986,086
1,000,000	Elevance Health, Inc.		4.9000	02/08/26	1,000,044
1,500,000	HCA, Inc.		5.8750	02/15/26	1,501,218
					3,487,348
	HOME CONSTRUCTION — 1.8%
1,435,000	DR Horton, Inc.		2.6000	10/15/25	1,428,929

	INSTITUTIONAL FINANCIAL SERVICES — 5.0%
1,000,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 1.075%	5.7980	08/10/26	1,000,206
1,000,000	Jefferies Financial Group, Inc.		5.0300	03/16/26	1,000,907
1,000,000	Morgan Stanley(c)	SOFRRATE + 0.720%	0.9850	12/10/26	986,733
1,000,000	Morgan Stanley(c)	SOFRRATE + 0.879%	1.5930	05/04/27	977,502
					3,965,348
	INSURANCE — 1.1%
913,000	Allstate Corporation		0.7500	12/15/25	900,540

	LEISURE FACILITIES & SERVICES — 2.7%
1,177,000	Marriott International, Inc.		3.1250	06/15/26	1,163,121
1,000,000	Royal Caribbean Cruises Ltd.(b)		4.2500	07/01/26	997,132
					2,160,253
	LEISURE PRODUCTS — 1.5%
1,230,000	Mattel, Inc.(b)		3.3750	04/01/26	1,214,965

	MEDICAL EQUIPMENT & DEVICES — 1.3%
1,000,000	GE HealthCare Technologies, Inc.		5.6000	11/15/25	1,001,773

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.8% (Continued)
	OIL & GAS PRODUCERS — 3.8%
1,000,000	Chevron USA, Inc.(a)	SOFRINDX + 0.360%	4.6980	02/26/27	$1,001,899
1,000,000	MPLX, L.P. B		1.7500	03/01/26	983,262
1,000,000	Plains All American Pipeline, L.P. / PAA Finance		4.6500	10/15/25	999,731
					2,984,892
	REAL ESTATE INVESTMENT TRUSTS — 4.1%
1,000,000	Crown Castle International Corporation		3.7000	06/15/26	991,913
1,000,000	Equinix, Inc.		1.4500	05/15/26	974,633
1,250,000	Weyerhaeuser Company		4.7500	05/15/26	1,251,614
					3,218,160
	RETAIL - CONSUMER STAPLES — 1.9%
1,500,000	Walmart, Inc.(a)	SOFRINDX + 0.430%	4.7810	04/28/27	1,506,490

	RETAIL - DISCRETIONARY — 3.7%
1,000,000	AutoZone, Inc.		3.1250	04/21/26	989,099
1,000,000	Lowe’s Companies, Inc.		4.8000	04/01/26	1,001,087
1,000,000	Ross Stores, Inc.		0.8750	04/15/26	974,069
					2,964,255
	SOFTWARE — 2.7%
1,141,000	Fortinet, Inc.		1.0000	03/15/26	1,115,949
1,000,000	Oracle Corporation		1.6500	03/25/26	981,504
					2,097,453
	SPECIALTY FINANCE — 1.3%
1,000,000	American Express Company(c)	SOFRRATE + 1.330%	6.3380	10/30/26	1,003,986

	STEEL — 1.3%
1,000,000	Reliance, Inc.		1.3000	08/15/25	998,658

	TECHNOLOGY HARDWARE — 4.2%
1,000,000	Dell International, LLC / EMC Corporation		6.0200	06/15/26	1,008,600
1,000,000	Jabil, Inc.		1.7000	04/15/26	980,246
1,311,000	Juniper Networks, Inc.		1.2000	12/10/25	1,293,942
					3,282,788

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.8% (Continued)
	TECHNOLOGY SERVICES — 1.2%
1,000,000	Fidelity National Information Services, Inc.		1.1500	03/01/26	$980,045

	TELECOMMUNICATIONS — 3.2%
1,500,000	Sprint, LLC		7.6250	03/01/26	1,511,426
1,000,000	T-Mobile USA, Inc.		1.5000	02/15/26	983,795
					2,495,221
	TOTAL CORPORATE BONDS (Cost $75,657,252)				75,715,111

Shares
	SHORT-TERM INVESTMENTS — 3.3%
	MONEY MARKET FUND - 3.3%
2,652,795	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.15% (Cost $2,652,795)(d)				2,652,795

	TOTAL INVESTMENTS - 99.1% (Cost $78,310,047)				$78,367,906
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%				689,084
	NET ASSETS - 100.0%				$79,056,990

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	US Treasury 3 Month Bill Money Market Yield

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025 the total market value of 144A securities is $7,622,234 or 9.6% of net assets.

(c)	Variable rate security; the rate shown represents the rate on July 31, 2025.

(d)	Rate disclosed is the seven-day effective yield as of July 31, 2025.